NUVEEN
  Investments

--------------------------------------------------------------------------------
Nuveen Growth and Income Funds
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                                       Semiannual Report dated December 31, 2001
                                       -----------------------------------------




For investors seeking long-term growth and current income potential.


                              [Photos Appear Here]


                                                     Nuveen Large-Cap Value Fund
                                        Nuveen Balanced Municipal and Stock Fund
                                             Nuveen Balanced Stock and Bond Fund
                                                      Nuveen European Value Fund

--------------------------------------------------------------------------------
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Must be preceded by or accompanied by a prospectus.

Dear Shareholder,
[Photo Appears Here]

In the aftermath of September 11, the financial markets have reacted with volatility and uncertainty as investors attempt to better understand how the U.S. and world economies are likely to perform in the months ahead. It's too soon to tell what the long-term impact will be on the markets or your Fund, but one thing that is increasingly clear to us is that a diversified portfolio that includes growth and income funds can leave you well positioned to reduce overall investment volatility.

For example, during the period covered by this report, your Nuveen Fund continued to meet its primary objective of providing you with long-term growth and current income potential. Detailed information on your Fund's performance can be found in the Fund Spotlight later in this report.

Nuveen's four growth and income funds are managed by Institutional Capital Corporation (ICAP). The management experience of ICAP has produced solid investment results using a catalyst driven value investment style to identify exceptional values. ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market. This disciplined, research-oriented approach is the key investment strategy. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you invest well and leave your mark for future generations. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
February 15, 2002


--------------------------------------------------------------------------------
Dear Shareholder ............................................................. 1
From the Portfolio Manager ................................................... 2
Large-Cap Value Fund Spotlight ............................................... 3
Balanced Municipal and Stock Fund Spotlight .................................. 4
Balanced Stock and Bond Fund Spotlight ....................................... 5
European Value Fund Spotlight ................................................ 6
Portfolio of Investments ..................................................... 7
Statement of Net Assets ......................................................18
Statement of Operations ......................................................19
Statement of Changes in Net Assets ...........................................20
Notes to Financial Statements ................................................22
Financial Highlights .........................................................29
Fund Information .............................................................33

From the Portfolio Manager

Nuveen's Growth and Income Funds feature portfolio management by Institutional Capital Corporation (ICAP). The Balanced Municipal and Stock Fund features portfolio management by two teams of experts--one specializing in municipal bonds and the other in large-capitalization value-oriented equities. Tom Spalding of Nuveen Investments Management, who manages the municipal portion of the portfolio, and Rob Lyon, president and chief investment officer of ICAP, who manages the equity portion. We recently asked Rob Lyon for his perspective on the economic and stock-market environment for the funds during the final two quarters of 2001. He had the following to say:


Large-cap value stocks lost ground during the last half of 2001. Still, they outperformed large-cap growth stocks and held up surprisingly well in a very challenging market environment. During the past six months, the Russell 1000(R) Value Index declined 4.39 percent, while the Russell 1000 Growth Index dropped
7.21 percent. This outperformance was not surprising, since value stocks have traditionally done better than growth stocks when the economy is in recession, as it was during the last half of the year.

Fortunately, the recession wasn't as sharp as it could have been, thanks to unexpectedly strong consumer spending. For example, consumers took advantage of record-low mortgage rates, making 2001 an all-time best year for new-home sales. Consumers also took carmakers up on unprecedented zero-percent financing deals and quickly snapped up new automobiles. Yet despite these pockets of good news, economic growth and corporate profits remained negative, leading to massive job cuts nationwide. In response, the Federal reserve cut interest rates an additional five times between July and December. The lagging economy, combined with the impact of the ongoing war on terrorism, provided significant question marks for investors and sent stock prices generally lower.

In this uncertain environment, we managed the funds by relying on our time-tested focus on bottom-up stock picking. We looked specifically for strong companies offering solid balance sheets, good earnings prospects, stable or increasing earnings estimates, and a catalyst we thought could send their stock price higher. Our "Targeting the Targets" theme was a secondary investment focus. With this theme, we favored stocks of companies we believed were undervalued takeover candidates.

Our bottom-up investing approach led us to a number of high-quality, attractively valued financial stocks. In addition to their generally strong fundamentals, we noted that financials have historically performed well during environments of falling interest rates. Besides financials, we invested in a variety of companies in the consumer staples and consumer services sectors because we believed these would benefit from an expected moderate economic recovery. Our investment approach also led us to a handful of defense stocks, which we thought would gain from an increased national commitment to defense spending. Finally, our overall focus on reasonably valued, high-quality companies continued to lead us away from many technology stocks, which as group still struck us as overvalued.

At the same time, we are keeping a close eye for possible ripple effects coming from events like the September 11 attacks or the uncertainty caused by the heightened focus on accounting issues in the wake of the Enron bankruptcy filing. As an example, the Nuveen Balanced Municipal and Stock Fund held a position of municipal bonds issued to purchase gas from an affiliate of Enron. The market value of this bond was negatively impacted by Enron's bankruptcy. In early January of 2002 the fund sold all of its position in this Enron related credit. We don't believe situations like these will have a material effect on the long-term performance of the Fund, and we are prepared to act swiftly in the short-run to try to keep any fluctuations in portfolio values stemming from unanticipated events to a minimum.

We believe the economy will begin to recover sometime in 2002. Though further interest-rate cuts from the Federal Reserve are unlikely, the accumulated benefits of 11 prior rate reductions coupled with continued low inflation may propel the economy forward. A stronger economy may generate healthier corporate earnings and consumer spending--positive factors for the stock market. We also think the odds are against a third consecutive year of stock market losses--a situation that hasn't happened since 1941--even though there's no guarantee against it. The major economic risk, of course, is the country's war against terrorism. Unexpected setbacks could disrupt a recovery and send stock prices downward again. But regardless of what happens in the economy and with the stock market, our investment approach will stay the same. We'll focus on identifying good companies that we believe offer strong value for our fund shareholders.

--------------------------------------------------------------------------------
Fund Spotlight

As of December 31, 2001                              Nuveen Large-Cap Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Quick Facts

                   A Shares          B Shares         C Shares          R Shares
--------------------------------------------------------------------------------
NAV                  $23.85            $23.64           $23.60            $23.89
--------------------------------------------------------------------------------
Latest Dividend/1/  $0.0742           $0.0000          $0.0000           $0.1342
--------------------------------------------------------------------------------
CUSIP             67065P501         67065P600        67065P709         67065P808
--------------------------------------------------------------------------------
Inception Date         8/96              8/96             8/96              8/96
--------------------------------------------------------------------------------

Annualized Total Returns/2/

A Shares                                  NAV    Offer

1-Year                                 -2.31%   -7.91%
------------------------------------------------------
5-Year                                 11.01%    9.71%
------------------------------------------------------
Since Inception                        12.83%   11.60%
------------------------------------------------------

B Shares                             w/o CDSC   w/CDSC

1-Year                                 -3.04%   -6.91%
------------------------------------------------------
5-Year                                 10.21%   10.07%
------------------------------------------------------
Since Inception                        12.02%   11.91%


C Shares                                           NAV

1-Year                                          -3.04%
------------------------------------------------------
5-Year                                          10.18%
------------------------------------------------------
Since Inception                                 11.99%
------------------------------------------------------

R Shares                                           NAV

1-Year                                          -2.06%
------------------------------------------------------
5-Year                                          11.30%
------------------------------------------------------
Since Inception                                 13.12%
------------------------------------------------------

Top Ten Stock Holdings/3/

Citigroup Inc.                                    4.8%
------------------------------------------------------
Tyco International Ltd.                           4.1%
------------------------------------------------------
Fannie Mae                                        4.0%
------------------------------------------------------
MetLife, Inc.                                     3.3%
------------------------------------------------------
Target Corporation                                3.2%
------------------------------------------------------
Household International, Inc.                     3.1%
------------------------------------------------------
Bank One Corporation                              3.1%
------------------------------------------------------
Verizon Communications Inc.                       3.0%
------------------------------------------------------
Electronic Data Systems Corporation               2.9%
------------------------------------------------------
Bristol-Myers Squibb Company                      2.7%
------------------------------------------------------

Portfolio Allocation

Equity                                           97.4%
------------------------------------------------------
Cash Equivalents                                  2.6%
------------------------------------------------------

Top Five Stock Sectors/3/

Financials                                       25.7%
------------------------------------------------------
Consumer Cyclicals                               18.6%
------------------------------------------------------
Capital Goods                                    15.1%
------------------------------------------------------
Healthcare                                       10.1%
------------------------------------------------------
Energy                                            9.4%
------------------------------------------------------

Portfolio Statistics

Total Net Assets ($000)                       $843,155
------------------------------------------------------
Beta                                              0.61
------------------------------------------------------
Average Market Capitalization (stocks)     $50 Billion
------------------------------------------------------
Average P/E (stocks)                              22.0
------------------------------------------------------
Number of Stocks                                    43
------------------------------------------------------
Expense Ratio/4/                                 1.33%
------------------------------------------------------




Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 Paid December 28, 2001. This is the latest annual taxable income dividend declared during the period ended December 31, 2001.

2 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

3 As a percentage of total stock holdings as of December 31, 2001. Holdings are subject to change.

4    For Class A shares after credit/reimbursement.

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Fund Spotlight

As of December 31, 2001                 Nuveen Balanced Municipal and Stock Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Quick Facts

                                   A Shares    B Shares    C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                  $22.70      $23.43      $23.40      $22.40
--------------------------------------------------------------------------------
CUSIP                             67064Y833   67064Y875   67064Y867   67064Y859
--------------------------------------------------------------------------------
Latest Dividend/1/                  $0.1614     $0.0000     $0.0000     $0.2188
--------------------------------------------------------------------------------
Latest Tax-Exempt
Dividend/2/                         $0.0500     $0.0360     $0.0360     $0.0545
--------------------------------------------------------------------------------
Latest Capital Gain/3/              $0.0629     $0.0629     $0.0629     $0.0629
--------------------------------------------------------------------------------
Inception Date                         8/96        8/96        8/96        8/96
--------------------------------------------------------------------------------

Annualized Total Returns/4/
A Shares                                      NAV    Offer

1-Year                                     -2.84%   -8.44%
----------------------------------------------------------
5-Year                                      6.35%    5.10%
----------------------------------------------------------
Since Inception                             7.33%    6.16%
----------------------------------------------------------


B Shares                                 w/o CDSC   w/CDSC

1-Year                                     -3.55%   -7.33%
----------------------------------------------------------
5-Year                                      5.60%    5.44%
----------------------------------------------------------
Since Inception                             6.57%    6.43%
----------------------------------------------------------


C Shares                                               NAV

1-Year                                              -3.59%
----------------------------------------------------------
5-Year                                               5.57%
----------------------------------------------------------
Since Inception                                      6.55%
----------------------------------------------------------


R Shares                                               NAV

1-Year                                              -2.62%
----------------------------------------------------------
5-Year                                               6.62%
----------------------------------------------------------
Since Inception                                      7.60%
----------------------------------------------------------


Top Five Stock Holdings/5/

Citigroup Inc.                                        4.8%
----------------------------------------------------------
Fannie Mae                                            3.8%
----------------------------------------------------------
Tyco International Ltd.                               3.8%
----------------------------------------------------------
MetLife, Inc.                                         3.3%
----------------------------------------------------------
Household International, Inc.                         3.0%
----------------------------------------------------------


Portfolio Allocation

Bonds                                                  56%
----------------------------------------------------------
Equity                                                 44%
----------------------------------------------------------


Yields
A Shares                                    NAV      Offer
----------------------------------------------------------
30-Day SEC Yield                          2.07%      1.95%
----------------------------------------------------------

B Shares                                               NAV

30-Day SEC Yield                                     1.30%
----------------------------------------------------------

C Shares                                               NAV

30-Day SEC Yield                                     1.30%
----------------------------------------------------------

R Shares                                               NAV

30-Day SEC Yield                                     2.33%
----------------------------------------------------------


Top Five Stock Sectors/5/

Financials                                           25.0%
----------------------------------------------------------
Consumer Cyclicals                                   18.5%
----------------------------------------------------------
Capital Goods                                        15.2%
----------------------------------------------------------
Healthcare                                           10.1%
----------------------------------------------------------
Utilities                                             8.8%
----------------------------------------------------------


Portfolio Statistics

Total Net Assets ($000)                           $130,742
----------------------------------------------------------
Average Market Capitalization (Stocks)       $49.6 Billion
----------------------------------------------------------
Average P/E (Stocks)                                  21.1
----------------------------------------------------------
Number of Stocks                                        45
----------------------------------------------------------
Average Duration (Bonds)                              5.03
----------------------------------------------------------
Expense Ratio/7/                                     1.25%
----------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 Paid December 28, 2001. This is the latest annual taxable income dividend declared during the period ended December 31, 2001.

2 Paid December 26, 2001. This is the latest monthly tax-exempt dividend declared during the period ended December 31, 2001. Income may be subject to state and local taxes as well as federal alternative minimum tax.

3 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

4 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

5 As a percentage of total stock holdings as of December 31, 2001. Holdings are subject to change.

6    For Class A shares after credit/reimbursement.

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Fund Spotlight

As of December 31, 2001                      Nuveen Balanced Stock and Bond Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Quick Facts

                                    A Shares    B Shares    C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                   $25.07      $25.06      $25.08      $25.06
--------------------------------------------------------------------------------
CUSIP                              67064Y107   67064Y206   67064Y305   67064Y404
--------------------------------------------------------------------------------
Latest Dividend/1/                   $0.1122     $0.0663     $0.0663     $0.1275
--------------------------------------------------------------------------------
Latest Capital Gain/2/               $0.0092     $0.0092     $0.0092     $0.0092
--------------------------------------------------------------------------------
Inception Date                          8/96        8/96        8/96        8/96
--------------------------------------------------------------------------------


Annualized Total Returns/3/

A Shares                                        NAV      Offer

1-Year                                        0.63%     -5.15%
--------------------------------------------------------------
5-Year                                        9.29%      8.01%
--------------------------------------------------------------
Since Inception                              10.51%      9.31%
--------------------------------------------------------------


B Shares                                   w/o CDSC     w/CDSC

1-Year                                       -0.17%     -4.11%
--------------------------------------------------------------
5-Year                                        8.49%      8.34%
--------------------------------------------------------------
Since Inception                               9.70%      9.57%
--------------------------------------------------------------


C Shares                                                   NAV

1-Year                                                  -0.13%
--------------------------------------------------------------
5-Year                                                   8.50%
--------------------------------------------------------------
Since Inception                                          9.71%
--------------------------------------------------------------


R Shares                                                   NAV

1-Year                                                   0.85%
--------------------------------------------------------------
5-Year                                                   9.55%
--------------------------------------------------------------
Since Inception                                         10.78%
--------------------------------------------------------------


Top Five Stock Holdings/4/

Citigroup Inc.                                            4.8%
--------------------------------------------------------------
Fannie Mae                                                3.9%
--------------------------------------------------------------
Tyco International Ltd.                                   3.9%
--------------------------------------------------------------
MetLife, Inc.                                             3.2%
--------------------------------------------------------------
Target Corporation                                        3.2%
--------------------------------------------------------------


Top Five Stock Sectors/4/

Financials                                               24.9%
--------------------------------------------------------------
Consumer Cyclicals                                       18.6%
--------------------------------------------------------------
Capital Goods                                            15.2%
--------------------------------------------------------------
Healthcare                                               10.4%
--------------------------------------------------------------
Utilities                                                 8.6%
--------------------------------------------------------------


Portfolio Statistics

Total Net Assets ($000)                                $73,871
--------------------------------------------------------------
Average Market Capitalization (Stocks)            50.3 Billion
--------------------------------------------------------------
Average P/E (Stocks)                                      21.5
--------------------------------------------------------------
Number of Stocks                                            45
--------------------------------------------------------------
Average Duration (Bonds)                                  5.16
--------------------------------------------------------------
Expense Ratio/5/                                         1.25%
--------------------------------------------------------------


Portfolio Allocation

Equity                                                     63%
--------------------------------------------------------------
U.S. Government Obligations                                33%
--------------------------------------------------------------
Cash Equivalents                                            4%
--------------------------------------------------------------



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 Paid December 28, 2001. This is the latest quarterly taxable income dividend declared during the period ended December 31, 2001.

2 Paid December 5, 2001. Capital gains and/or ordinary income distributions are subject to federal taxation.

3 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

4 As a percentage of total stock holdings as of December 31, 2001. Holdings are subject to change.

5    For Class A shares after credit/reimbursement.

--------------------------------------------------------------------------------
Fund Spotlight

As of December 31, 2001                               Nuveen European Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Quick Facts

                                   A Shares    B Shares    C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                  $18.28      $18.15      $18.14      $18.29
--------------------------------------------------------------------------------
CUSIP                             67064Y842   67064Y834   67064Y826   67064Y818
--------------------------------------------------------------------------------
Latest Dividend/1/                  $0.0812     $0.0000     $0.0000     $0.1278
--------------------------------------------------------------------------------
Inception Date                         5/98        5/98        5/98        5/98
--------------------------------------------------------------------------------


Annualized Total Returns/2/

A Shares                                  NAV      Offer

1-Year                                 -9.81%    -14.99%
--------------------------------------------------------
3-Year                                  2.36%      0.36%
--------------------------------------------------------
Since Inception                         1.01%     -0.64%
--------------------------------------------------------

B Shares                             w/o CDSC     w/CDSC

1-Year                                -10.46%    -14.04%
--------------------------------------------------------
3-Year                                  1.64%      0.72%
--------------------------------------------------------
Since Inception                         0.29%     -0.47%
--------------------------------------------------------

C Shares                                             NAV

1-Year                                           -10.51%
--------------------------------------------------------
3-Year                                             1.64%
--------------------------------------------------------
Since Inception                                    0.28%
--------------------------------------------------------

R Shares                                             NAV

1-Year                                            -9.58%
--------------------------------------------------------
3-Year                                             2.60%
--------------------------------------------------------
Since Inception                                    1.25%
--------------------------------------------------------


Country Allocation/4/

United Kingdom                                     21.9%
--------------------------------------------------------
United States                                      21.9%
--------------------------------------------------------
Switzerland                                        21.8%
--------------------------------------------------------
Belgium                                             8.2%
--------------------------------------------------------
France                                              4.9%
--------------------------------------------------------
Netherlands                                         4.5%
--------------------------------------------------------
Finland                                             4.4%
--------------------------------------------------------
Denmark                                             4.2%
--------------------------------------------------------
Greece                                              4.1%
--------------------------------------------------------
Germany                                             4.1%
--------------------------------------------------------


Top Ten Stock Holdings/3/

BP Amoco plc Sponsored ADR                          8.7%
--------------------------------------------------------
Diageo plc Sponsored ADR                            8.6%
--------------------------------------------------------
Groupe Bruxelles Lambert S.A.                       8.3%
--------------------------------------------------------
Suez S.A. ADR                                       4.9%
--------------------------------------------------------
Fortis Sponsored ADR                                4.8%
--------------------------------------------------------
Nestle S.A. Sponsored ADR                           4.7%
--------------------------------------------------------
Vodafone Group plc Sponsored ADR                    4.6%
--------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.--
  New York Shares                                   4.5%
--------------------------------------------------------
Novartis AG ADR                                     4.5%
--------------------------------------------------------
UPM-Kymmene Oyj Sponsored ADR                       4.4%
--------------------------------------------------------


Portfolio Statistics

Total Net Assets ($000)                           $9,083
--------------------------------------------------------
Beta                                                0.88
--------------------------------------------------------
Average Market Capitalization (Stocks)      62.5 billion
--------------------------------------------------------
Average P/E (Stocks)                                19.4
--------------------------------------------------------
Number of Stocks                                      20
--------------------------------------------------------
Expense Ratio/5/                                   1.55%
--------------------------------------------------------


Portfolio Allocation

Equity                                               99%
--------------------------------------------------------
Cash Equivalents                                      1%
--------------------------------------------------------


Top Five Stock Sectors/3/

Financials                                         30.4%
--------------------------------------------------------
Consumer Cyclicals                                 16.5%
--------------------------------------------------------
Utilities                                          13.7%
--------------------------------------------------------
Consumer Staples                                   13.3%
--------------------------------------------------------
Healthcare                                         13.1%
--------------------------------------------------------



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

The fund's investments in foreign stocks present additional risks, including currency risk. In addition, investing in securities of developing countries involves risks greater than, or in addition to, investing in foreign developed countries.

1 Paid December 28, 2001. This is the latest annual taxable income dividend declared during the period ended December 31, 2001.

2 Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

3 As a percentage of total stock holdings as of December 31, 2001. Holdings are subject to change.

4 As a percentage of total holdings as of December 31, 2001. Holdings are subject to change.

5    For Class A shares after credit/reimbursement.

                     Portfolio of Investments (Unaudited)
                     NUVEEN LARGE-CAP VALUE FUND
                     December 31, 2001

                                                                                 Market
   Shares  Description                                                            Value
---------------------------------------------------------------------------------------
           COMMON STOCKS - 95.0%

           Basic Materials - 2.1%

  321,250  Weyerhaeuser Company                                           $  17,373,200
---------------------------------------------------------------------------------------
           Capital Goods - 14.6%

  430,050  CP Railway Limited                                                 8,385,975

  284,200  Caterpillar Inc.                                                  14,849,450

  558,100  Cendant Corporation #                                             10,944,341

  242,450  General Dynamics Corporation                                      19,308,718

  172,300  Northrop Grumman Corporation                                      17,369,563

  452,500  Republic Services, Inc. #                                          9,036,425

   72,550  SPX Corporation #                                                  9,932,095

  566,950  Tyco International Ltd.                                           33,393,355
---------------------------------------------------------------------------------------
           Consumer Cyclicals - 15.9%

  236,449  Gannett Co., Inc.                                                 15,896,466

  889,900  General Motors Corporation - Class H #                            13,748,955

  732,782  Koninklijke (Royal) Philips Electronics N.V. - New York Shares    21,331,284

1,413,000  Liberty Media Corporation - Class A #                             19,782,000

  732,400  McDonald's Corporation                                            19,386,628

  371,100  Sears, Roebuck and Co.                                            17,679,204

  644,300  Target Corporation                                                26,448,515
---------------------------------------------------------------------------------------
           Consumer Staples - 5.9%

  463,900  Diageo plc Sponsored ADR                                          21,464,653

  305,300  The Estee Lauder Companies Inc. - Class A                          9,787,918

  315,850  Kimberly-Clark Corporation                                        18,887,830
---------------------------------------------------------------------------------------
           Energy - 9.1%

  633,600  Conoco Inc.                                                       17,930,880

  237,300  Kerr-McGee Corporation                                            13,004,040

  507,959  PanCanadian Energy Corporation                                    13,206,934

  324,950  Phillips Petroleum Company                                        19,581,487

  386,450  Transocean Sedco Forex Inc.                                       13,069,739
---------------------------------------------------------------------------------------
           Financials - 25.1%

  640,300  Bank One Corporation                                              25,003,715

  779,704  Citigroup Inc.                                                    39,359,458

  414,200  Fannie Mae                                                        32,928,900

  551,500  FleetBoston Financial Corporation                                 20,129,750

  444,250  Household International, Inc.                                     25,739,845

  362,750  Loews Corporation                                                 20,089,095

  849,650  MetLife, Inc.                                                     26,916,912

  467,050  Wells Fargo & Company                                             20,293,323

--------------------------------------------------------------------------------
7

                     Portfolio of Investments (Unaudited)
                     NUVEEN LARGE-CAP VALUE FUND (continued)
                     December 31, 2001


                                                                      Market
         Shares Description                                            Value
   -------------------------------------------------------------------------
                Healthcare - 9.8%

       385,500  Abbott Laboratories                             $ 21,491,625

       434,900  Bristol-Myers Squibb Company                      22,179,900

       476,100  HCA Inc.                                          18,348,894

       581,600  Schering-Plough Corporation                       20,827,096
   -------------------------------------------------------------------------
                Technology - 3.8%

       348,300  Electronic Data Systems Corporation               23,875,965

       738,800  Solectron Corporation #                            8,333,664
   -------------------------------------------------------------------------
                Utilities - 8.7%

       415,500  American Electric Power Company, Inc.             18,086,715

     1,019,000  AT&T Wireless Services Inc. #                     14,643,030

       401,200  Entergy Corporation                               15,690,932

       525,766  Verizon Communications Inc.                       24,952,854
   -------------------------------------------------------------------------

                Total Common Stocks (cost $688,077,396)          800,691,328
                ----------------------------------------------- ------------
                PREFERRED STOCKS - 2.1%

                Consumer Cyclicals - 2.1%

       679,715  The News Corporation Limited Sponsored ADR        17,985,259
   -------------------------------------------------------------------------
                Total Preferred Stocks (cost $14,003,523)         17,985,259
                ----------------------------------------------- ------------

      Principal                                                       Market
   Amount (000) Description                                            Value
   -------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.6%

      $ 21,932  J.P. Morgan Prime Money Market Fund II, 2.020%    21,932,472
   -------------------------------------------------------------------------
                Total Short-Term Investments (cost $21,932,472)   21,932,472
                ----------------------------------------------- ------------
                Total Investments (cost $724,013,391) - 99.7%    840,609,059
                ----------------------------------------------- ------------
                Other Assets Less Liabilities - 0.3%               2,545,765
                ----------------------------------------------- ------------
                Net Assets - 100%                               $843,154,824
                ----------------------------------------------- ------------

           # Non-income producing.


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND
December 31, 2001


                                                                              Market
 Shares  Description                                                           Value
------------------------------------------------------------------------------------
         COMMON STOCKS - 42.5%

         Basic Materials - 0.9%

 21,150  Weyerhaeuser Company                                           $  1,143,792
-----------------------------------------------------------------------------------
         Capital Goods - 6.1%

 29,975  CP Railway Limited                                                  584,513

 17,400  Caterpillar Inc.                                                    909,150

 39,800  Cendant Corporation #                                               780,478

 15,300  General Dynamics Corporation                                      1,218,492

 10,850  Northrop Grumman Corporation                                      1,093,789

 28,800  Republic Services, Inc. #                                           575,136

  5,200  SPX Corporation #                                                   711,880

 36,650  Tyco International Ltd.                                           2,158,685
-----------------------------------------------------------------------------------
         Consumer Cyclicals - 7.1%

 16,393  Gannett Co., Inc.                                                 1,102,101

 61,800  General Motors Corporation - Class H #                              954,810

 51,504  Koninklijke (Royal) Philips Electronics N.V. - New York Shares    1,499,281

101,000  Liberty Media Corporation - Class A #                             1,414,000

 50,900  McDonald's Corporation                                            1,347,323

 25,750  Sears, Roebuck and Co.                                            1,226,730

 41,950  Target Corporation                                                1,722,048
-----------------------------------------------------------------------------------
         Consumer Staples - 2.7%

 32,100  Diageo plc Sponsored ADR                                          1,485,267

 21,500  The Estee Lauder Companies Inc. - Class A                           689,290

 21,700  Kimberly-Clark Corporation                                        1,297,660
-----------------------------------------------------------------------------------
         Energy - 3.8%

 41,000  Conoco Inc.                                                       1,160,300

 15,200  Kerr-McGee Corporation                                              832,960

 32,930  PanCanadian Energy Corporation                                      856,180

 21,450  Phillips Petroleum Company                                        1,292,577

 24,600  Transocean Sedco Forex Inc.                                         831,972
-----------------------------------------------------------------------------------
         Financials - 10.8%

 40,700  Bank One Corporation                                              1,589,335

 53,659  Citigroup Inc.                                                    2,708,706

 27,300  Fannie Mae                                                        2,170,350

 36,900  FleetBoston Financial Corporation                                 1,346,850

 29,900  Household International, Inc.                                     1,732,406

 25,200  Loews Corporation                                                 1,395,576

 58,600  MetLife, Inc.                                                     1,856,448

 32,150  Wells Fargo & Company                                             1,396,918

--------------------------------------------------------------------------------
9

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
December 31, 2001

                                                                     Market
     Shares  Description                                              Value
     ----------------------------------------------------------------------
             Healthcare - 4.4%

     26,900  Abbott Laboratories                               $  1,499,675

     29,650  Bristol-Myers Squibb Company                         1,512,150

     33,000  HCA Inc.                                             1,271,820

     40,300  Schering-Plough Corporation                          1,443,143
     ---------------------------------------------------------------------
             Technology - 2.9%

     21,600  Accenture Ltd. - Class A #                             581,472

     22,650  Electronic Data Systems Corporation                  1,552,658

      8,750  International Business Machines Corporation (IBM)    1,058,400

     52,200  Solectron Corporation #                                588,816
     ---------------------------------------------------------------------
             Utilities - 3.8%

     28,500  American Electric Power Company, Inc.                1,240,605

     67,400  AT&T Wireless Services Inc. #                          968,538

     26,450  Entergy Corporation                                  1,034,460

     36,497  Verizon Communications Inc.                          1,732,148
     ---------------------------------------------------------------------
             Total Common Stocks (cost $45,827,336)              55,568,888
     ---------------------------------------------------------------------
             PREFERRED STOCKS - 1.0%

             Consumer Cyclicals - 1.0%

     48,000  The News Corporation Limited Sponsored ADR           1,270,080
     ---------------------------------------------------------------------
             Total Preferred Stocks (cost $978,909)               1,270,080
     ---------------------------------------------------------------------

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS - 55.4%

             Alabama - 0.4%

    $   455  Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994, 6.625%, 8/15/08
-------------------------------------------------------------------------------------------------------------------------
             Arizona - 1.6%
      2,000  Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds
              (Salt River Project), 1993 Series B, 5.250%, 1/01/11
-------------------------------------------------------------------------------------------------------------------------
             California - 4.8%
      2,495  City of Escondido, California, Multifamily Housing Revenue Refunding Bonds (Morning
              View Terrace Apartments), Series 1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)
        735  Northern California Power Agency, Revenue Bonds (Geothermal Project Number 3), Series 1993,
              5.650%, 7/01/07
        250  Orange County, California, Refunding Recovery Bonds, 1995 Series A, 6.000%, 6/01/10
      1,495  Palmdale Civic Authority, California, Revenue Bonds (Civic Center Refinancing), 1997 Series A,
              5.375%, 7/01/12
      1,000  San Diego County, California, Certificates of Participation (The Burnham Institute), 5.700%, 9/01/11
-------------------------------------------------------------------------------------------------------------------------
             Colorado - 3.4%
      2,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996A, 5.625%, 11/15/08
              (Alternative Minimum Tax)
      1,000  City and County of Denver, Colorado, Airport Special Facilities Revenue Bonds (Rental Car Projects), Series
              1999A, 6.000%, 1/01/13 (Alternative Minimum Tax)
      2,000  Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,
              0.000%, 1/01/12

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 55.4%

Alabama - 0.4%

Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994, 6.625%, 8/15/08              8/05 at 100
----------------------------------------------------------------------------------------------------------------------------
Arizona - 1.6%
Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds                   1/03 at 102
 (Salt River Project), 1993 Series B, 5.250%, 1/01/11
----------------------------------------------------------------------------------------------------------------------------
California - 4.8%
City of Escondido, California, Multifamily Housing Revenue Refunding Bonds (Morning                         7/05 at 101 1/2
 View Terrace Apartments), Series 1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)
Northern California Power Agency, Revenue Bonds (Geothermal Project Number 3), Series 1993,                    No Opt. Call
 5.650%, 7/01/07
Orange County, California, Refunding Recovery Bonds, 1995 Series A, 6.000%, 6/01/10                            No Opt. Call
Palmdale Civic Authority, California, Revenue Bonds (Civic Center Refinancing), 1997 Series A,                  7/07 at 102
 5.375%, 7/01/12
San Diego County, California, Certificates of Participation (The Burnham Institute), 5.700%, 9/01/11            9/09 at 101
----------------------------------------------------------------------------------------------------------------------------
Colorado - 3.4%
City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996A, 5.625%, 11/15/08              11/06 at 102
 (Alternative Minimum Tax)
City and County of Denver, Colorado, Airport Special Facilities Revenue Bonds (Rental Car Projects), Series     1/09 at 101
 1999A, 6.000%, 1/01/13 (Alternative Minimum Tax)
Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,                       No Opt. Call
 0.000%, 1/01/12

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 55.4%

Alabama - 0.4%

Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994, 6.625%, 8/15/08                AAA
----------------------------------------------------------------------------------------------------------------------
Arizona - 1.6%
Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds                      AA
 (Salt River Project), 1993 Series B, 5.250%, 1/01/11
----------------------------------------------------------------------------------------------------------------------
California - 4.8%
City of Escondido, California, Multifamily Housing Revenue Refunding Bonds (Morning                               AAA
 View Terrace Apartments), Series 1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)
Northern California Power Agency, Revenue Bonds (Geothermal Project Number 3), Series 1993,                        A-
 5.650%, 7/01/07
Orange County, California, Refunding Recovery Bonds, 1995 Series A, 6.000%, 6/01/10                               AAA
Palmdale Civic Authority, California, Revenue Bonds (Civic Center Refinancing), 1997 Series A,                    AAA
 5.375%, 7/01/12
San Diego County, California, Certificates of Participation (The Burnham Institute), 5.700%, 9/01/11             Baa3
----------------------------------------------------------------------------------------------------------------------
Colorado - 3.4%
City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996A, 5.625%, 11/15/08                 AAA
 (Alternative Minimum Tax)
City and County of Denver, Colorado, Airport Special Facilities Revenue Bonds (Rental Car Projects), Series       AAA
 1999A, 6.000%, 1/01/13 (Alternative Minimum Tax)
Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,                          AAA
 0.000%, 1/01/12

                                                                                                                  Market
Description                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 55.4%

Alabama - 0.4%

Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994, 6.625%, 8/15/08          $    500,677
------------------------------------------------------------------------------------------------------------------------
Arizona - 1.6%
Agricultural Improvement and Power District, Arizona, Electric System Refunding Revenue Bonds                  2,092,600
 (Salt River Project), 1993 Series B, 5.250%, 1/01/11
------------------------------------------------------------------------------------------------------------------------
California - 4.8%
City of Escondido, California, Multifamily Housing Revenue Refunding Bonds (Morning                            2,551,961
 View Terrace Apartments), Series 1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)
Northern California Power Agency, Revenue Bonds (Geothermal Project Number 3), Series 1993,                      794,079
 5.650%, 7/01/07
Orange County, California, Refunding Recovery Bonds, 1995 Series A, 6.000%, 6/01/10                              283,285
Palmdale Civic Authority, California, Revenue Bonds (Civic Center Refinancing), 1997 Series A,                 1,577,973
 5.375%, 7/01/12
San Diego County, California, Certificates of Participation (The Burnham Institute), 5.700%, 9/01/11           1,033,160
------------------------------------------------------------------------------------------------------------------------
Colorado - 3.4%
City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996A, 5.625%, 11/15/08              2,116,240
 (Alternative Minimum Tax)
City and County of Denver, Colorado, Airport Special Facilities Revenue Bonds (Rental Car Projects), Series    1,059,150
 1999A, 6.000%, 1/01/13 (Alternative Minimum Tax)
Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,                       1,216,980
 0.000%, 1/01/12

--------------------------------------------------------------------------------
10

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------------
             Connecticut - 2.7%
    $ 1,075  Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1996 Series B
              (Subseries B-2), 5.750%, 11/15/08 (Alternative Minimum Tax)
      1,000  Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hospital for Special Care Issue),
              Series B, 5.125%, 7/01/07
      1,485  Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds
              (The Elim Park Baptist Home, Inc. Project), Series 1998A, 4.875%, 12/01/07
---------------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.4%
             District of Columbia, Washington D.C., General Obligation Refunding Bonds, Series 1993A-1:
      245     6.500%, 6/01/10
        255   6.500%, 6/01/10
---------------------------------------------------------------------------------------------------------------------------
             Georgia - 1.5%
      2,000  Development Authority of Fulton County, Georgia, Special Facilities Revenue Bonds (Delta Air Lines, Inc.
              Project), Series 1998, 5.300%, 5/01/13 (Alternative Minimum Tax)
        375  Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1996 Series A (Subseries A-2),
              5.875%, 12/01/19 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
             Idaho - 0.8%
        970  Idaho Housing and Finance Association, Single Family Mortgage Bonds, 1997 Series D, 5.950%, 7/01/09
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
             Illinois - 4.8%
      1,075  Village of Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds,
              Series 1979, 7.500%, 8/01/10
             Illinois Development Finance Authority, Economic Development Revenue Bonds (The Latin School of Chicago
             Project), Series 1998:
        270    5.200%, 8/01/11
        200    5.250%, 8/01/12
        580    5.300%, 8/01/13
      2,160  Illinois Health Facilities Authority, Revenue Bonds (St. Elizabeth's Hospital of Chicago, Inc.), Series 1985,
              7.250%, 7/01/05 (Pre-refunded to 7/01/04)
      1,500  Illinois Health Facilities Authority, Revenue Bonds (OSF Healthcare System), Series 1993, 6.000%, 11/15/10
         60  Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds (Sinai Health System),
              Series 1996, 5.500%, 2/15/09
---------------------------------------------------------------------------------------------------------------------------
             Maine - 0.2%
        255  Town of Winslow, Maine, General Obligation Tax Increment Financing Bonds (Crowe Rope Industries
              Project), 1997 Series A, 6.000%, 3/01/11 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 5.9%
             Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds (Ogden Haverhill Project),
             Series 1998B:
      1,720    5.100%, 12/01/12 (Alternative Minimum Tax)
      1,885    5.200%, 12/01/13 (Alternative Minimum Tax)
        250  Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Melrose-Wakefield Healthcare
              Corp. Issue), Series C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)
             Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill
             Project), Series 1998A:
      1,500    5.450%, 12/01/12 (Alternative Minimum Tax)
      1,825    5.500%, 12/01/13 (Alternative Minimum Tax)

        770  Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, 1997 Series A, 5.550%, 1/01/17

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.7%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1996 Series B                    5/06 at 102
 (Subseries B-2), 5.750%, 11/15/08 (Alternative Minimum Tax)
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hospital for Special Care Issue),      No Opt. Call
 Series B, 5.125%, 7/01/07
Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds             12/06 at 103
 (The Elim Park Baptist Home, Inc. Project), Series 1998A, 4.875%, 12/01/07
----------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.4%
District of Columbia, Washington D.C., General Obligation Refunding Bonds, Series 1993A-1:
 6.500%, 6/01/10                                                                                              No Opt. Call
 6.500%, 6/01/10                                                                                              No Opt. Call
----------------------------------------------------------------------------------------------------------------------------
Georgia - 1.5%
Development Authority of Fulton County, Georgia, Special Facilities Revenue Bonds (Delta Air Lines, Inc.        5/08 at 101
 Project), Series 1998, 5.300%, 5/01/13 (Alternative Minimum Tax)
Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1996 Series A (Subseries A-2),             6/06 at 102
 5.875%, 12/01/19 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%
Idaho Housing and Finance Association, Single Family Mortgage Bonds, 1997 Series D, 5.950%, 7/01/09             1/07 at 102
 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Illinois - 4.8%
Village of Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds,                No Opt. Call
 Series 1979, 7.500%, 8/01/10
Illinois Development Finance Authority, Economic Development Revenue Bonds (The Latin School of Chicago
Project), Series 1998:
  5.200%, 8/01/11                                                                                               8/08 at 100
  5.250%, 8/01/12                                                                                               8/08 at 100
  5.300%, 8/01/13                                                                                               8/08 at 100
Illinois Health Facilities Authority, Revenue Bonds (St. Elizabeth's Hospital of Chicago, Inc.), Series 1985,   7/04 at 102
 7.250%, 7/01/05 (Pre-refunded to 7/01/04)
Illinois Health Facilities Authority, Revenue Bonds (OSF Healthcare System), Series 1993, 6.000%, 11/15/10     11/03 at 102
Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds (Sinai Health System),                 2/06 at 102
 Series 1996, 5.500%, 2/15/09
----------------------------------------------------------------------------------------------------------------------------
Maine - 0.2%
Town of Winslow, Maine, General Obligation Tax Increment Financing Bonds (Crowe Rope Industries                 3/07 at 102
 Project), 1997 Series A, 6.000%, 3/01/11 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.9%
Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds (Ogden Haverhill Project),
Series 1998B:
  5.100%, 12/01/12 (Alternative Minimum Tax)                                                                   12/08 at 102
  5.200%, 12/01/13 (Alternative Minimum Tax)                                                                   12/08 at 102
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Melrose-Wakefield Healthcare          7/06 at 102
 Corp. Issue), Series C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill
Project), Series 1998A:
  5.450%, 12/01/12 (Alternative Minimum Tax)                                                                   12/08 at 102
  5.500%, 12/01/13 (Alternative Minimum Tax)                                                                   12/08 at 102

Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, 1997 Series A, 5.550%, 1/01/17                1/02 at 100

Description                                                                                                   Ratings**
------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.7%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1996 Series B                        AAA
 (Subseries B-2), 5.750%, 11/15/08 (Alternative Minimum Tax)
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hospital for Special Care Issue),           BBB
 Series B, 5.125%, 7/01/07
Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds                 BBB+
 (The Elim Park Baptist Home, Inc. Project), Series 1998A, 4.875%, 12/01/07
------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.4%
District of Columbia, Washington D.C., General Obligation Refunding Bonds, Series 1993A-1:
 6.500%, 6/01/10                                                                                                   AAA
 6.500%, 6/01/10                                                                                                   AAA
------------------------------------------------------------------------------------------------------------------------
Georgia - 1.5%
Development Authority of Fulton County, Georgia, Special Facilities Revenue Bonds (Delta Air Lines, Inc.            BB+
 Project), Series 1998, 5.300%, 5/01/13 (Alternative Minimum Tax)
Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1996 Series A (Subseries A-2),                 AAA
 5.875%, 12/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%
Idaho Housing and Finance Association, Single Family Mortgage Bonds, 1997 Series D, 5.950%, 7/01/09                  A1
 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Illinois - 4.8%
Village of Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds,                     AAA
 Series 1979, 7.500%, 8/01/10
Illinois Development Finance Authority, Economic Development Revenue Bonds (The Latin School of Chicago
Project), Series 1998:
  5.200%, 8/01/11                                                                                                  Baa2
  5.250%, 8/01/12                                                                                                  Baa2
  5.300%, 8/01/13                                                                                                  Baa2
Illinois Health Facilities Authority, Revenue Bonds (St. Elizabeth's Hospital of Chicago, Inc.), Series 1985,    N/R***
 7.250%, 7/01/05 (Pre-refunded to 7/01/04)
Illinois Health Facilities Authority, Revenue Bonds (OSF Healthcare System), Series 1993, 6.000%, 11/15/10            A
Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds (Sinai Health System),                     AAA
 Series 1996, 5.500%, 2/15/09
------------------------------------------------------------------------------------------------------------------------
Maine - 0.2%
Town of Winslow, Maine, General Obligation Tax Increment Financing Bonds (Crowe Rope Industries                     Aaa
 Project), 1997 Series A, 6.000%, 3/01/11 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.9%
Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds (Ogden Haverhill Project),
Series 1998B:
  5.100%, 12/01/12 (Alternative Minimum Tax)                                                                        BBB
  5.200%, 12/01/13 (Alternative Minimum Tax)                                                                        BBB
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Melrose-Wakefield Healthcare              AAA
 Corp. Issue), Series C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill
Project), Series 1998A:
  5.450%, 12/01/12 (Alternative Minimum Tax)                                                                        BBB
  5.500%, 12/01/13 (Alternative Minimum Tax)                                                                        BBB

Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, 1997 Series A, 5.550%, 1/01/17                    AAA

                                                                                                                    Market
Description                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.7%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1996 Series B                  $  1,107,239
 (Subseries B-2), 5.750%, 11/15/08 (Alternative Minimum Tax)
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hospital for Special Care Issue),        1,007,860
 Series B, 5.125%, 7/01/07
Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Project Refunding Bonds               1,467,388
 (The Elim Park Baptist Home, Inc. Project), Series 1998A, 4.875%, 12/01/07
--------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.4%
District of Columbia, Washington D.C., General Obligation Refunding Bonds, Series 1993A-1:
 6.500%, 6/01/10                                                                                                  282,585
 6.500%, 6/01/10                                                                                                  290,277
--------------------------------------------------------------------------------------------------------------------------
Georgia - 1.5%
Development Authority of Fulton County, Georgia, Special Facilities Revenue Bonds (Delta Air Lines, Inc.         1,613,800
 Project), Series 1998, 5.300%, 5/01/13 (Alternative Minimum Tax)
Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1996 Series A (Subseries A-2),                385,676
 5.875%, 12/01/19 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%
Idaho Housing and Finance Association, Single Family Mortgage Bonds, 1997 Series D, 5.950%, 7/01/09              1,016,754
 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Illinois - 4.8%
Village of Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds,                  1,249,956
 Series 1979, 7.500%, 8/01/10
Illinois Development Finance Authority, Economic Development Revenue Bonds (The Latin School of Chicago
Project), Series 1998:
  5.200%, 8/01/11                                                                                                  266,981
  5.250%, 8/01/12                                                                                                  196,490
  5.300%, 8/01/13                                                                                                  566,445
Illinois Health Facilities Authority, Revenue Bonds (St. Elizabeth's Hospital of Chicago, Inc.), Series 1985,    2,403,778
 7.250%, 7/01/05 (Pre-refunded to 7/01/04)
Illinois Health Facilities Authority, Revenue Bonds (OSF Healthcare System), Series 1993, 6.000%, 11/15/10       1,549,935
Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds (Sinai Health System),                     63,206
 Series 1996, 5.500%, 2/15/09
--------------------------------------------------------------------------------------------------------------------------
Maine - 0.2%
Town of Winslow, Maine, General Obligation Tax Increment Financing Bonds (Crowe Rope Industries                    272,791
 Project), 1997 Series A, 6.000%, 3/01/11 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.9%
Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds (Ogden Haverhill Project),
Series 1998B:
  5.100%, 12/01/12 (Alternative Minimum Tax)                                                                     1,605,448
  5.200%, 12/01/13 (Alternative Minimum Tax)                                                                     1,753,408
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Melrose-Wakefield Healthcare             276,385
 Corp. Issue), Series C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill
Project), Series 1998A:
  5.450%, 12/01/12 (Alternative Minimum Tax)                                                                     1,458,720
  5.500%, 12/01/13 (Alternative Minimum Tax)                                                                     1,780,561

Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, 1997 Series A, 5.550%, 1/01/17                   792,908

--------------------------------------------------------------------------------
11

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
December 31, 2001

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.3%
             Jones County, Mississippi, Hospital Revenue Refunding Bonds (South Central Regional Medical Center
             Project), Series 1997:
    $ 1,285    5.350%, 12/01/10
        500    5.400%, 12/01/11
--------------------------------------------------------------------------------------------------------------------
             Nebraska - 3.2%
      9,921  Energy America, Nebraska, Natural Gas Revenue Bonds, 1998 Series A, 5.700%, 7/01/08
--------------------------------------------------------------------------------------------------------------------
             Nevada - 1.4%
      1,525  Nevada Housing Division, Single Family Mortgage Bonds (Mezzanine), 1997 Series B-1, 6.000%, 4/01/15
              (Alternative Minimum Tax)
        250  Airport Authority of Washoe County, City of Reno, Nevada, Airport Revenue Refunding Bonds,
              Series 1993B, 5.875%, 7/01/11
--------------------------------------------------------------------------------------------------------------------
             New Hampshire - 2.1%
      1,450  New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds (New Hampshire
              College), Series 1997, 6.200%, 1/01/12
      1,300  State of New Hampshire, Turnpike System Revenue Bonds, Series 1992, 6.000%, 4/01/13
              (Pre-refunded to 4/01/02)
--------------------------------------------------------------------------------------------------------------------
             New York - 7.8%
      2,000  The City University of New York, New York, Certificates of Participation (John Jay College of Criminal
              Justice Project Refunding), Series 1995A, 6.000%, 8/15/06
      5,000  Industrial Development Agency, Erie County, New York, Solid Waste Disposal Facility Revenue Bonds
              (1998 CanFibre of Lackawanna Project), 8.875%, 12/01/13 (Alternative Minimum Tax) #
        500  Metropolitan Transportation Authority, New York, Transit Facilities Service Contract Bonds, Series O,
              5.750%, 7/01/07
        250  The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series D, 5.875%, 11/01/11
        500  The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 6.000%, 4/15/09
      1,000  The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series D, 5.500%, 8/01/10 :
             Dormitory Authority of the State of New York, Revenue Bonds (City University Issue), Series U:
        160    6.375%, 7/01/08 (Pre-refunded to 7/01/02)
        115    6.375%, 7/01/08
        285  New York State Urban Development Corporation, State Facilities Revenue Bonds, 1995 Refunding Series,
              6.250%, 4/01/06
      1,700  New York State Urban Development Corporation, Project Revenue Bonds (Cornell Center for Theory and
              Simulation in Science and Engineering Grant), Series 1993, 5.900%, 1/01/07
      1,430  New York State Urban Development Corporation (Empire State Development Corporation), Youth Facilities
              Revenue Bonds, Series 1997, 6.500%, 4/01/07
--------------------------------------------------------------------------------------------------------------------
             North Carolina - 1.7%
      1,775  North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 1980,
              10.500%, 1/01/10
--------------------------------------------------------------------------------------------------------------------
             Ohio - 3.5%
      1,750  City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds (Emery Air Freight Corporation and
              Emery Worldwide Airlines, Inc. - Guarantors), 1988 Series C, 6.050%, 10/01/09
      1,500  Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds (Kendal at Oberlin), Series 1998A,
              5.375%, 2/01/12
      1,460  Ohio Building Authority, State Facilities Refunding Bonds (Toledo Government Office Building),
              1982 Series A, 10.125%, 10/01/06 (Pre-refunded to 4/01/03)

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.3%
Jones County, Mississippi, Hospital Revenue Refunding Bonds (South Central Regional Medical Center
Project), Series 1997:
  5.350%, 12/01/10                                                                                         12/07 at 100
  5.400%, 12/01/11                                                                                         12/07 at 100
------------------------------------------------------------------------------------------------------------------------
Nebraska - 3.2%
Energy America, Nebraska, Natural Gas Revenue Bonds, 1998 Series A, 5.700%, 7/01/08                        No Opt. Call
------------------------------------------------------------------------------------------------------------------------
Nevada - 1.4%
Nevada Housing Division, Single Family Mortgage Bonds (Mezzanine), 1997 Series B-1, 6.000%, 4/01/15         4/07 at 102
 (Alternative Minimum Tax)
Airport Authority of Washoe County, City of Reno, Nevada, Airport Revenue Refunding Bonds,                  7/03 at 102
 Series 1993B, 5.875%, 7/01/11
------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.1%
New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds (New Hampshire              1/07 at 102
 College), Series 1997, 6.200%, 1/01/12
State of New Hampshire, Turnpike System Revenue Bonds, Series 1992, 6.000%, 4/01/13                         4/02 at 102
 (Pre-refunded to 4/01/02)
------------------------------------------------------------------------------------------------------------------------
New York - 7.8%
The City University of New York, New York, Certificates of Participation (John Jay College of Criminal     No Opt. Call
 Justice Project Refunding), Series 1995A, 6.000%, 8/15/06
Industrial Development Agency, Erie County, New York, Solid Waste Disposal Facility Revenue Bonds
 (1998 CanFibre of Lackawanna Project), 8.875%, 12/01/13 (Alternative Minimum Tax) #                       12/10 at 103
Metropolitan Transportation Authority, New York, Transit Facilities Service Contract Bonds, Series O,
 5.750%, 7/01/07                                                                                           No Opt. Call
The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series D, 5.875%, 11/01/11       11/06 at 101 1/2
The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 6.000%, 4/15/09             4/07 at 101
The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series D, 5.500%, 8/01/10 :           8/07 at 101
Dormitory Authority of the State of New York, Revenue Bonds (City University Issue), Series U:
  6.375%, 7/01/08 (Pre-refunded to 7/01/02)                                                                 7/02 at 102
  6.375%, 7/01/08                                                                                           7/02 at 102
New York State Urban Development Corporation, State Facilities Revenue Bonds, 1995 Refunding Series,
 6.250%, 4/01/06                                                                                           No Opt. Call
New York State Urban Development Corporation, Project Revenue Bonds (Cornell Center for Theory and          1/03 at 102
 Simulation in Science and Engineering Grant), Series 1993, 5.900%, 1/01/07
New York State Urban Development Corporation (Empire State Development Corporation), Youth Facilities      No Opt. Call
 Revenue Bonds, Series 1997, 6.500%, 4/01/07
------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.7%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 1980,               No Opt. Call
 10.500%, 1/01/10
------------------------------------------------------------------------------------------------------------------------
Ohio - 3.5%
City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds (Emery Air Freight Corporation and        No Opt. Call
 Emery Worldwide Airlines, Inc. - Guarantors), 1988 Series C, 6.050%, 10/01/09
Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds (Kendal at Oberlin), Series 1998A,       2/08 at 101
 5.375%, 2/01/12
Ohio Building Authority, State Facilities Refunding Bonds (Toledo Government Office Building),              4/03 at 100
 1982 Series A, 10.125%, 10/01/06 (Pre-refunded to 4/01/03)

                                                                                                                       Market
Description                                                                                            Ratings**        Value
-----------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.3%
Jones County, Mississippi, Hospital Revenue Refunding Bonds (South Central Regional Medical Center
Project), Series 1997:
  5.350%, 12/01/10                                                                                          BBB+ $  1,261,395
  5.400%, 12/01/11                                                                                          BBB+      487,475
-----------------------------------------------------------------------------------------------------------------------------
Nebraska - 3.2%
Energy America, Nebraska, Natural Gas Revenue Bonds, 1998 Series A, 5.700%, 7/01/08                          N/R    4,175,963
-----------------------------------------------------------------------------------------------------------------------------
Nevada - 1.4%
Nevada Housing Division, Single Family Mortgage Bonds (Mezzanine), 1997 Series B-1, 6.000%, 4/01/15          Aa3    1,609,912
 (Alternative Minimum Tax)
Airport Authority of Washoe County, City of Reno, Nevada, Airport Revenue Refunding Bonds,                   AAA      265,973
 Series 1993B, 5.875%, 7/01/11
-----------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.1%
New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds (New Hampshire              BBB-    1,455,133
 College), Series 1997, 6.200%, 1/01/12
State of New Hampshire, Turnpike System Revenue Bonds, Series 1992, 6.000%, 4/01/13                          AAA    1,340,157
 (Pre-refunded to 4/01/02)
-----------------------------------------------------------------------------------------------------------------------------
New York - 7.8%
The City University of New York, New York, Certificates of Participation (John Jay College of Criminal       AA-    2,192,360
 Justice Project Refunding), Series 1995A, 6.000%, 8/15/06
Industrial Development Agency, Erie County, New York, Solid Waste Disposal Facility Revenue Bonds
 (1998 CanFibre of Lackawanna Project), 8.875%, 12/01/13 (Alternative Minimum Tax) #                         N/R    1,750,000
Metropolitan Transportation Authority, New York, Transit Facilities Service Contract Bonds, Series O,
 5.750%, 7/01/07                                                                                             AA-      545,265
The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series D, 5.875%, 11/01/11               A      263,360
The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 6.000%, 4/15/09                A      534,745
The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series D, 5.500%, 8/01/10 :              A    1,041,860
Dormitory Authority of the State of New York, Revenue Bonds (City University Issue), Series U:
  6.375%, 7/01/08 (Pre-refunded to 7/01/02)                                                                A3***      167,059
  6.375%, 7/01/08                                                                                             A3      119,661
New York State Urban Development Corporation, State Facilities Revenue Bonds, 1995 Refunding Series,
 6.250%, 4/01/06                                                                                             AA-      313,144
New York State Urban Development Corporation, Project Revenue Bonds (Cornell Center for Theory and           AA-    1,765,246
 Simulation in Science and Engineering Grant), Series 1993, 5.900%, 1/01/07
New York State Urban Development Corporation (Empire State Development Corporation), Youth Facilities        AA-    1,595,165
 Revenue Bonds, Series 1997, 6.500%, 4/01/07
-----------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.7%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 1980,                 AAA    2,234,565
 10.500%, 1/01/10
-----------------------------------------------------------------------------------------------------------------------------
Ohio - 3.5%
City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds (Emery Air Freight Corporation and          BB+    1,481,655
 Emery Worldwide Airlines, Inc. - Guarantors), 1988 Series C, 6.050%, 10/01/09
Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds (Kendal at Oberlin), Series 1998A,        BBB    1,451,655
 5.375%, 2/01/12
Ohio Building Authority, State Facilities Refunding Bonds (Toledo Government Office Building),               AAA    1,579,618
 1982 Series A, 10.125%, 10/01/06 (Pre-refunded to 4/01/03)

--------------------------------------------------------------------------------
12

   Principal                                                    Optional Call                 Market
Amount (000) Description                                          Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------
             Oklahoma - 0.8%
    $ 1,000  Oklahoma Industries Authority, Health System        No Opt. Call       AAA $  1,089,670
              Revenue Refunding Bonds (Obligated Group
              consisting of INTEGRIS Baptist Medical Center,
              Inc., INTEGRIS South Oklahoma City Hospital
              Corporation and INTEGRIS Rural Health, Inc.),
              Series 1995D, 6.000%, 8/15/07
----------------------------------------------------------------------------------------------------
             Rhode Island - 1.5%
      1,760  City of Providence, Rhode Island, General            7/07 at 101       AAA    1,918,400
              Obligation Bonds, 1997 Series A, 6.000%, 7/15/09
----------------------------------------------------------------------------------------------------
             Tennessee - 2.1%
      2,700  Industrial Development Board of the City of         10/03 at 102        A-    2,757,132
              Cookeville, Tennessee, Hospital Refunding
              Revenue Bonds (Cookeville General Hospital
              Project), Series 1993, 5.750%, 10/01/10
----------------------------------------------------------------------------------------------------
             Texas - 2.6%
      2,000  Abilene Higher Education Authority, Inc., Texas,    11/08 at 100       Aa3    1,972,580
              Fixed Rate Term Student Loan Revenue Bonds
              (Subordinate Lien), Series 1998B, 5.050%,
              7/01/13 (Alternative Minimum Tax)
        250  City of San Antonio, Texas, Airport System           7/06 at 101       AAA      261,030
              Improvement Revenue Bonds, Series 1996, 5.700%,
              7/01/09 (Alternative Minimum Tax)
        160  Texas Department of Housing and Community            9/06 at 102       AAA      168,293
              Affairs, Single Family Mortgage Revenue Bonds,
              1996 Series E, 5.750%, 3/01/10
      1,000  Tyler Health Facilities Development Corporation,     7/02 at 100      Baa1      986,260
              Texas, Hospital Revenue Bonds (Mother Frances
              Hospital Regional Healthcare Center Project),
              Series 1997A, 5.500%, 7/01/09
------------ --------------------------------------------------------------------------------------
             Utah - 0.2%
        200  State Board of Regents of Utah, Student Loan        11/05 at 102       AAA      213,302
              Revenue Bonds, 1995 Series N, 6.000%, 5/01/08
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Washington - 0.7%
        800  Washington Public Power Supply System, Refunding     7/06 at 102       AAA      851,982
              Revenue Bonds (Project No. 3), Series 1996-A,
              5.700%, 7/01/09
----------------------------------------------------------------------------------------------------
  $  80,411  Total Municipal Bonds (cost $81,007,634)                                     72,484,711
----------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 0.0%

  $       2  J.P. Morgan Prime Money Market Fund II, 2.020%                                    1,785
             --------------------------------------------------------------------------------------
-------------
             Total Short-Term Investments (cost $1,785)                                        1,785
             --------------------------------------------------------------------------------------
             Total Investments (cost $127,815,664) - 98.9%                               129,325,464
             --------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.1%                                          1,416,102
             --------------------------------------------------------------------------------------
             Net Assets - 100%                                                          $130,741,566
             --------------------------------------------------------------------------------------

  * OptionalCall Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
 **  Ratings:Using the higher of Standard & Poor's or Moody's rating.
*** Securitiesare backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
# Non-incomeproducing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
N/R  Investmentis not rated.

                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13

Portfolio of Investments (Unaudited)
NUVEEN BALANCED STOCK AND BOND FUND
December 31, 2001

                                                                           Market
Shares  Description                                                         Value
---------------------------------------------------------------------------------
        COMMON STOCKS - 61.0%

        Basic Materials - 1.3%

17,750  Weyerhaeuser Company                                           $  959,920
---------------------------------------------------------------------------------
        Capital Goods - 9.5%

16,500  Accenture Ltd. - Class A #                                        444,180

23,525  CP Railway Limited                                                458,738

14,600  Caterpillar Inc.                                                  762,850

32,700  Cendant Corporation #                                             641,247

12,800  General Dynamics Corporation                                    1,019,392

 8,950  Northrop Grumman Corporation                                      902,250

22,200  Republic Services, Inc. #                                         443,334

 4,250  SPX Corporation #                                                 581,825

30,150  Tyco International Ltd.                                         1,775,835
---------------------------------------------------------------------------------
        Consumer Cyclicals - 10.2%

12,844  Gannett Co., Inc.                                                 863,502

51,450  General Motors Corporation - Class H #                            794,903

39,961  Koninklijke (Royal) Philips Electronics N.V. - New York Shares  1,163,265

83,100  Liberty Media Corporation - Class A #                           1,163,400

41,900  McDonald's Corporation                                          1,109,093

20,150  Sears, Roebuck and Co.                                            959,946

35,500  Target Corporation                                              1,457,275
---------------------------------------------------------------------------------
        Consumer Staples - 3.8%

26,900  Diageo plc Sponsored ADR                                        1,244,663

17,700  The Estee Lauder Companies Inc. - Class A                         567,462

17,150  Kimberly-Clark Corporation                                      1,025,570
---------------------------------------------------------------------------------
        Energy - 5.3%

30,950  Conoco Inc.                                                       875,885

12,100  Kerr-McGee Corporation                                            663,080

25,842  PanCanadian Energy Corporation                                    671,892

17,900  Phillips Petroleum Company                                      1,078,654

18,800  Transocean Sedco Forex Inc.                                       635,816
---------------------------------------------------------------------------------
        Financials - 15.6%

31,500  Bank One Corporation                                            1,230,075

43,924  Citigroup Inc.                                                  2,217,284

22,750  Fannie Mae                                                      1,808,625

30,800  FleetBoston Financial Corporation                               1,124,200

22,400  Household International, Inc.                                   1,297,856

20,400  Loews Corporation                                               1,129,752

46,700  MetLife, Inc.                                                   1,479,456

27,800  Wells Fargo & Company                                           1,207,910
---------------------------------------------------------------------------------
        Healthcare - 6.5%

22,400  Abbott Laboratories                                             1,248,800

--------------------------------------------------------------------------------
14

                                                                                  Market
      Shares Description                                                           Value
----------------------------------------------------------------------------------------
             Healthcare (continued)

    26,050   Bristol-Myers Squibb Company                                    $ 1,328,550

    27,300   HCA Inc.                                                          1,052,142

    33,000   Schering-Plough Corporation                                       1,181,730
----------------------------------------------------------------------------------------
             Technology - 3.4%

    17,350   Electronic Data Systems Corporation                               1,189,343

     6,900   International Business Machines Corporation (IBM)                   834,624

    42,800   Solectron Corporation #                                             482,784
----------------------------------------------------------------------------------------
             Utilities- - 5.4%

    22,450   American Electric Power Company, Inc.                               977,249

    54,900   AT&T Wireless Services Inc. #                                       788,913

    20,500   Entergy Corporation                                                 801,755

    29,847   Verizon Communications Inc.                                       1,416,539
----------------------------------------------------------------------------------------
             Total Common Stocks (cost $37,451,839)                           45,061,564
             --------------------------------------------------------------- -----------
             PREFERRED STOCKS - 1.4%

             Consumer Cyclicals - 1.4%

    39,757   The News Corporation Limited Sponsored ADR                        1,051,970
----------------------------------------------------------------------------------------
             Total Preferred Stocks (cost $810,682)                            1,051,970
             --------------------------------------------------------------- -----------

  Principal                                                                       Market
Amount (000) Description                                                           Value
----------------------------------------------------------------------------------------
             U.S. GOVERNMENT and AGENCY OBLIGATIONS - 33.0%

             U.S. Treasury Bonds - 7.2%

   $ 3,275   7.250%, 5/15/16                                                   3,786,336

     1,520   6.000%, 2/15/26                                                   1,566,550
----------------------------------------------------------------------------------------
             U.S. Treasury Notes - 25.8%

     2,840   7.500%, 5/15/02                                                   2,900,793
     3,000   7.875%, 11/15/04                                                  3,335,742
     2,885   6.500%, 5/15/05                                                   3,117,603
     2,890   7.000%, 7/15/06                                                   3,202,030
     3,375   4.750%, 11/15/08                                                  3,361,816
     2,940   5.750%, 8/15/10                                                   3,086,310
----------------------------------------------------------------------------------------
$   22,725   Total U.S. Government and Agency Obligations (cost $23,423,093)  24,357,180
------------ --------------------------------------------------------------- -----------
             SHORT-TERM INVESTMENTS - 4.2%

   $ 3,125   J.P. Morgan Prime Money Market II, 2.020%                         3,125,033
----------------------------------------------------------------------------------------
-------------
             Total Short-Term Investments (cost $3,125,033)                    3,125,033
             --------------------------------------------------------------- -----------
             Total Investments (cost $64,810,647) - 99.6%                     73,595,747
             --------------------------------------------------------------- -----------
             Other Assets Less Liabilities - 0.4%                                274,754
             --------------------------------------------------------------- -----------
             Net Assets - 100%                                               $73,870,501
             --------------------------------------------------------------- -----------

            #Non-income producing.
                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15

Portfolio of Investments (Unaudited)
NUVEEN EUROPEAN VALUE FUND
December 31, 2001


                                                                           Market
Shares  Description                                                         Value
---------------------------------------------------------------------------------
        COMMON STOCKS - 99.4%

        Basic Materials - 4.4%

12,000  UPM-Kymmene Oyj Sponsored ADR                                  $  400,800
---------------------------------------------------------------------------------
        Consumer Cyclicals - 16.4%

10,500  Bayerische Motoren Werke (BMW) AG                                 369,761

13,944  Koninklijke (Royal) Philips Electronics N.V. - New York Shares    405,910

28,100  Liberty Media Corporation - Class A #                             393,400

17,900  Orient-Express Hotel Ltd. - Class A #                             323,990
---------------------------------------------------------------------------------
        Consumer Staples - 13.2%

16,800  Diageo plc Sponsored ADR                                          777,336

 7,900  Nestle S.A. Sponsored ADR                                         421,098
---------------------------------------------------------------------------------
        Energy - 8.6%

16,800  BP Amoco plc Sponsored ADR #                                      781,368
---------------------------------------------------------------------------------
        Financials - 30.2%

12,000  Barclays plc                                                      397,320

23,900  Danske Bank A/S Sponsored ADR                                     383,526

16,600  Fortis Sponsored ADR                                              430,101

14,200  Groupe Bruxelles Lambert S.A.                                     746,610

 3,800  Swiss Re #                                                        382,220

 8,000  UBS AG #                                                          400,000
---------------------------------------------------------------------------------
        Healthcare - 13.0%

 8,000  Glaxo Wellcome plc Sponsored ADR                                  398,560

11,100  Novartis AG ADR                                                   405,150

 5,250  Roche Holding AG Sponsored ADR                                    374,706
---------------------------------------------------------------------------------
        Utilities - 13.6%

48,800  Hellenic Telecommunications Organization SA (OTE) ADR             371,856

14,100  Suez S.A. ADR #                                                   444,574

16,200  Vodafone Group plc Sponsored ADR                                  416,017
---------------------------------------------------------------------------------
        Total Common Stocks (cost $8,474,407)                           9,024,303

        -------------------------------------------------------------- ----------


                                                                              .

--------------------------------------------------------------------------------
16


    Principal                                                          Market
 Amount (000) Description                                               Value
 ------------ ---------------------------------------------------- ----------
              SHORT-TERM INVESTMENTS - 0.7%

     $    64  J.P. Morgan Prime Money Market Fund II, 2.020%       $   63,977
 -----------------------------------------------------------------------------
 -------------
              Total Short-Term Investments (cost $63,977) - 100.1%     63,977
              ---------------------------------------------------- ----------
              Total Investments (cost $8,538,384)                   9,088,280
              ---------------------------------------------------- ----------
              Other Assets Less Liabilities - (0.1)%                   (4,821)
              ---------------------------------------------------- ----------
              Net Assets - 100%                                    $9,083,459
              ---------------------------------------------------- ----------

            #Non-income producing.

        Country Allocation  (as a percentage of  the fund's net assets)
        ----------------------------------------------------------------
        United Kingdom                       22.0%
        ---------------------------------------------------------------
        United States                        21.9%
        ---------------------------------------------------------------
        Switzerland                          21.8%
        ---------------------------------------------------------------
        Belgium                               8.2%
        ---------------------------------------------------------------
        France                                4.9%
        ---------------------------------------------------------------
        Netherlands                           4.5%
        ---------------------------------------------------------------
        Finland                               4.4%
        ---------------------------------------------------------------
        Denmark                               4.2%
        ---------------------------------------------------------------
        Greece                                4.1%
        ---------------------------------------------------------------
        Germany                               4.1%
        ---------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17

Statement of Net Assets (Unaudited)
December 31, 2001


                                                            Large-Cap Municipal and   Stock and   European
                                                                Value         Stock        Bond      Value
----------------------------------------------------------------------------------------------------------
Assets
Investment securities, at market value                   $840,609,059  $129,325,464 $73,595,747 $9,088,280
Receivables:
  Fund manager                                                     --            --          --      8,516
  Dividends and interest                                    1,326,614     1,880,451     405,156     29,712
  Investments sold                                          5,921,239       474,981     110,009         --
  Shares sold                                                 782,995        94,327     126,871     19,573
Deferred organizational assets                                     --            --          --     27,998
Other assets                                                  141,583        16,271       3,093      7,568
----------------------------------------------------------------------------------------------------------
    Total assets                                          848,781,490   131,791,494  74,240,876  9,181,647
----------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                152,984        13,443      12,411      3,214
Payables:
  Investments purchased                                     2,966,002       194,692     104,423         --
  Shares redeemed                                           1,057,214       231,056      90,004         --
Accrued expenses:
  Management fees                                             581,476        76,792      34,902         --
  12b-1 distribution and service fees                         263,103        61,206      26,880      2,944
  Other                                                       605,887       472,739     101,755     92,030
----------------------------------------------------------------------------------------------------------
    Total liabilities                                       5,626,666     1,049,928     370,375     98,188
----------------------------------------------------------------------------------------------------------
Net assets                                               $843,154,824  $130,741,566 $73,870,501 $9,083,459
----------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                               $675,810,517  $ 78,587,409 $48,329,127 $1,947,011
Shares outstanding                                         28,336,881     3,461,892   1,927,741    106,516
Net asset value and redemption price per share           $      23.85  $      22.70 $     25.07 $    18.28
Offering price per share (net asset value per share plus
 maximum sales charge of 5.75% of offering price)        $      25.31  $      24.08 $     26.60 $    19.40
----------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                               $ 86,867,505  $ 38,395,090 $13,538,067 $2,532,471
Shares outstanding                                          3,675,365     1,638,984     540,147    139,551
Net asset value, offering and redemption price per share $      23.64  $      23.43 $     25.06 $    18.15
----------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                               $ 61,956,500  $ 12,952,755 $ 6,572,093 $  504,677
Shares outstanding                                          2,625,201       553,442     262,023     27,817
Net asset value, offering and redemption price per share $      23.60  $      23.40 $     25.08 $    18.14
----------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                               $ 18,520,302  $    806,312 $ 5,431,214 $4,099,300
Shares outstanding                                            775,322        35,998     216,719    224,144
Net asset value, offering and redemption price per share $      23.89  $      22.40 $     25.06 $    18.29
----------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18

Statement of Operations (Unaudited)
Six Months Ended December 31, 2001



                                                                        Large-Cap  Municipal and   Stock and   European
                                                                            Value          Stock        Bond      Value
------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign tax expense of $15,568, $1,238, $1,051
 and $3,926, respectively)                                           $  6,275,077    $   456,820  $  381,454  $  33,307
Interest                                                                  508,736      2,384,219     684,172      5,445
------------------------------------------------------------------------------------------------------------------------
Total investment income                                                 6,783,813      2,841,039   1,065,626     38,752
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         3,358,547        519,645     271,438     44,679
12b-1 service fees - Class A                                              811,354        104,043      59,891      2,787
12b-1 distribution and service fees - Class B                             427,967        203,076      63,009     12,860
12b-1 distribution and service fees - Class C                             300,991         69,777      32,456      2,674
Shareholders' servicing agent fees and expenses                           663,912         80,885      55,426     10,197
Custodian's fees and expenses                                             102,465         27,065      22,778     15,062
Trustees' fees and expenses                                                30,246          8,067       5,798        554
Professional fees                                                          44,392         13,938      11,419      5,526
Shareholders' reports - printing and mailing expenses                     126,613         51,946      36,238     40,579
Federal and state registration fees                                        25,417         18,652      20,165     22,685
Amortization of deferred organization costs                                 7,478          9,808      10,593     16,131
Other expenses                                                             25,834          5,352       2,737        483
------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    5,925,216      1,112,254     591,948    174,217
  Custodian fee credit                                                    (11,076)        (1,172)     (4,158)      (552)
  Expense reimbursement                                                        --        (40,261)    (70,516)   (94,206)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            5,914,140      1,070,821     517,274     79,459
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     869,673      1,770,218     548,352    (40,707)
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                  (2,493,391)        92,150    (342,932)  (235,151)
Net change in unrealized appreciation or depreciation of investments  (13,602,706)    (7,470,165)    (89,312)   152,549
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (16,096,097)    (7,378,015)   (432,244)   (82,602)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                $(15,226,424)   $(5,607,797) $  116,108  $(123,309)
------------------------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19

Statement of Changes in Net Assets (Unaudited)

                                                                              Large-Cap Value
                                                                      -------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              12/31/01        6/30/01
--------------------------------------------------------------------- ----------------  -------------
Operations
Net investment income                                                     $    869,673  $   4,328,364
Net realized gain (loss) from investment transactions                       (2,493,391)    (8,527,624)
Net change in unrealized appreciation or depreciation of investments       (13,602,706)    92,490,517
--------------------------------------------------------------------- ----------------  -------------
Net increase (decrease) in net assets from operations                      (15,226,424)    88,291,257
--------------------------------------------------------------------- ----------------  -------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (2,099,538)    (5,752,509)
  Class B                                                                           --        (66,677)
  Class C                                                                           --        (44,578)
  Class R                                                                     (103,668)      (203,793)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --    (62,036,221)
  Class B                                                                           --     (8,442,715)
  Class C                                                                           --     (5,623,621)
  Class R                                                                           --     (1,656,756)
--------------------------------------------------------------------- ----------------  -------------
Decrease in net assets from distributions to shareholders                   (2,203,206)   (83,826,870)
--------------------------------------------------------------------- ----------------  -------------
Fund Share Transactions
Net proceeds from sale of shares                                            65,414,242     79,171,942
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                               1,279,970     53,886,294
--------------------------------------------------------------------- ----------------  -------------
                                                                            66,694,212    133,058,236
Cost of shares redeemed                                                    (53,165,731)  (126,300,061)
--------------------------------------------------------------------- ----------------  -------------
Net increase (decrease) in net assets from Fund share transactions          13,528,481      6,758,175
--------------------------------------------------------------------- ----------------  -------------
Net increase (decrease) in net assets                                       (3,901,149)    11,222,562
Net assets at the beginning of period                                      847,055,973    835,833,411
--------------------------------------------------------------------- ----------------  -------------
Net assets at the end of period                                           $843,154,824  $ 847,055,973
--------------------------------------------------------------------- ----------------  -------------
Undistributed (over-distribution of) net investment income at the end
 of period                                                                $      1,581  $   1,335,114
--------------------------------------------------------------------- ----------------  -------------

                                                                            Municipal and Stock
                                                                      ------------------------------
                                                                      Six Months Ended    Year Ended
                                                                              12/31/01       6/30/01
--------------------------------------------------------------------- ----------------  ------------
Operations
Net investment income                                                     $  1,770,218  $  3,981,148
Net realized gain (loss) from investment transactions                           92,150       474,092
Net change in unrealized appreciation or depreciation of investments        (7,470,165)    6,163,201
--------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets from operations                       (5,607,797)   10,618,441
--------------------------------------------------------------------- ----------------  ------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                   (1,606,794)   (3,126,204)
  Class B                                                                     (356,927)     (849,513)
  Class C                                                                     (122,719)     (281,418)
  Class R                                                                      (21,512)      (45,142)
From accumulated net realized gains from investment transactions:
  Class A                                                                     (217,873)   (3,993,405)
  Class B                                                                     (103,854)   (1,887,874)
  Class C                                                                      (35,252)     (626,375)
  Class R                                                                       (2,330)      (49,431)
--------------------------------------------------------------------- ----------------  ------------
Decrease in net assets from distributions to shareholders                   (2,467,261)  (10,859,362)
--------------------------------------------------------------------- ----------------  ------------
Fund Share Transactions
Net proceeds from sale of shares                                             4,265,744    11,962,862
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                               1,784,831     7,027,448
--------------------------------------------------------------------- ----------------  ------------
                                                                             6,050,575    18,990,310
Cost of shares redeemed                                                     (9,883,053)  (31,227,749)
--------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets from Fund share transactions          (3,832,478)  (12,237,439)
--------------------------------------------------------------------- ----------------  ------------
Net increase (decrease) in net assets                                      (11,907,536)  (12,478,360)
Net assets at the beginning of period                                      142,649,102   155,127,462
--------------------------------------------------------------------- ----------------  ------------
Net assets at the end of period                                           $130,741,566  $142,649,102
--------------------------------------------------------------------- ----------------  ------------
Undistributed (over-distribution of) net investment income at the end
 of period                                                                $    (18,481) $    319,253
--------------------------------------------------------------------- ----------------  ------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20

                                                                              Stock and Bond
                                                                      ------------------------------
                                                                      Six Months Ended    Year Ended
                                                                              12/31/01       6/30/01
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                      $   548,352  $  1,509,394
Net realized gain (loss) from investment transactions                         (342,932)     (183,028)
Net change in unrealized appreciation or depreciation of
 investments                                                                   (89,312)    5,855,680
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                          116,108     7,182,046
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                     (442,636)   (1,133,158)
  Class B                                                                      (71,995)     (175,731)
  Class C                                                                      (35,995)      (96,121)
  Class R                                                                      (56,481)     (128,449)
From accumulated net realized gains from investment transactions:
  Class A                                                                      (17,664)   (3,655,370)
  Class B                                                                       (4,754)     (816,503)
  Class C                                                                       (2,403)     (451,379)
  Class R                                                                       (2,003)     (368,528)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                     (633,931)   (6,825,239)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                             5,167,892     9,075,897
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                                 624,791     4,661,808
------------------------------------------------------------------------------------------------------
                                                                             5,792,683    13,737,705
Cost of shares redeemed                                                     (4,570,942)  (15,842,494)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in assets from Fund share transactions               1,221,741    (2,104,789)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                          703,918    (1,747,982)
Net assets at the beginning of period                                       73,166,583    74,914,565
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                            $73,870,501  $ 73,166,583
------------------------------------------------------------------------------------------------------
Undistributed (over-distribution of) net investment income at the end
 of period                                                                 $  (235,309) $     10,194
------------------------------------------------------------------------------------------------------

                                                                              European Value
                                                                      -----------------------------
                                                                      Six Months Ended   Year Ended
                                                                              12/31/01      6/30/01
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                      $   (40,707) $    34,593
Net realized gain (loss) from investment transactions                         (235,151)    (891,069)
Net change in unrealized appreciation or depreciation of
 investments                                                                   152,549     (597,727)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                         (123,309)  (1,454,203)
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                       (8,615)     (24,253)
  Class B                                                                           --       (1,555)
  Class C                                                                           --         (344)
  Class R                                                                      (28,454)     (55,294)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --     (273,483)
  Class B                                                                           --     (292,124)
  Class C                                                                           --      (74,185)
  Class R                                                                           --     (455,260)
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (37,069)  (1,176,498)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                               869,227    8,421,999
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                                  33,087      604,569
----------------------------------------------------------------------------------------------------
                                                                               902,314    9,026,568
Cost of shares redeemed                                                     (1,554,359)  (9,653,711)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in assets from Fund share transactions                (652,045)    (627,143)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                         (812,423)  (3,257,844)
Net assets at the beginning of period                                        9,895,882   13,153,726
----------------------------------------------------------------------------------------------------
Net assets at the end of period                                            $ 9,083,459  $ 9,895,882
----------------------------------------------------------------------------------------------------
Undistributed (over-distribution of) net investment income at the end
 of period                                                                 $   (75,125) $     7,709
----------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The Nuveen Investment Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust comprises the Nuveen Large-Cap Value Fund ("Large-Cap Value"), the Nuveen Balanced Municipal and Stock Fund ("Municipal and Stock"), the Nuveen Balanced Stock and Bond Fund ("Stock and Bond") and the Nuveen European Value Fund ("European Value") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust in 1996.

Effective January 2, 2001, the Nuveen Growth and Income Stock Fund changed its name to the Nuveen Large-Cap Value Fund. Large-Cap Value invests primarily in a diversified portfolio of large- and mid-cap equities of domestic companies as a source of capital growth. In addition to investments in equity securities, the Fund may invest in cash equivalents and short-term fixed income investments in order to preserve capital or to enhance returns or as a temporary defensive measure.

Municipal and Stock invests in a mix of equities and tax-exempt securities for capital growth, capital preservation and current tax-exempt income. During temporary defensive periods, the Fund may invest any percentage of its assets in temporary investments.

Stock and Bond invests in a mix of equities, taxable bonds and cash equivalents for capital growth, capital preservation and current income. During temporary defensive periods, the Fund may invest any percentage of its assets in temporary investments.

European Value invests primarily in a diversified portfolio of stocks of established, well-known European companies with at least $1 billion in market capitalization and seeks to provide over time a superior total return with moderated risk. In addition to investments in equity securities, the Fund may invest in cash equivalents and short-term investments as a temporary defensive measure. The Fund may invest in a variety of European securities, including American Depository Receipts ("ADRs") and other types of depository receipts; equity securities of European companies that may or may not be publicly traded in the U.S.; Eurodollar convertibles; fixed-income securities of European companies that may or may not be publicly traded in the U.S.; and debt obligations issued or guaranteed by European governments, their agencies, authorities or instrumentalities. All foreign investments involve certain risks in addition to those associated with U.S. investments.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded. Securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the most recent bid prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal bonds), the pricing service establishes fair market value based on prices of comparable securities. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the delayed delivery and when-issued purchase commitments. At December 31, 2001, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts for financial reporting purposes.

Dividends and Distributions to Shareholders
Net ordinary taxable income is declared and distributed to shareholders annually for Large-Cap Value, Municipal and Stock, and European Value and quarterly for Stock and Bond. Tax-exempt net investment income is declared and distributed to shareholders monthly for Municipal and Stock. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable.


--------------------------------------------------------------------------------
22

Federal Income Taxes
The Funds intend to distribute all income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required. In addition, Municipal and Stock intends to satisfy conditions which will enable interest from municipal obligations, which is exempt from regular federal income tax when received by the Fund, to qualify as exempt-interest dividends when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions made by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchase only under limited circumstances.

Effective January 2, 2002, a 2% redemption fee will be imposed on shares of the European Value Fund that are redeemed or exchanged within 90 days of acquisition.

Derivative Financial Instruments
The Funds may invest in options, forward and futures contracts, which are sometimes referred to as derivative transactions. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 2001.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Deferred Organization Costs
Each Fund's costs incurred in connection with its organization and initial registration of shares was deferred and is being amortized over a 60-month period beginning August 7, 1996 for Large-Cap Value, Municipal and Stock, and Stock and Bond and May 29, 1998, for European Value. If any of the initial shares of the Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

Foreign Currency Translations
To the extent that European Value invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if U.S. dollars fall in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

Foreign Currency Transactions
European Value may engage in foreign currency exchange transactions in connection with its portfolio investments and assets and liabilities denominated in foreign currencies. The Fund may engage in foreign currency forward, options and futures contracts. The Fund will enter into foreign currency transactions for hedging and other permissible risk management purposes only. If the Fund invests in a currency futures or options contract, it must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, the Fund may also be required to make a variation margin deposit because the value of futures contracts fluctuates daily. In addition, the Fund may segregate assets to cover its futures contracts obligations.

The objective of European Value's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency forward contracts, options and futures transactions are "marked-to-market" daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund


--------------------------------------------------------------------------------
23
records realized gains and losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The contractual amounts of forward foreign currency exchange contracts does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of December 31, 2001, there were no open foreign currency forward, options or futures contracts. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain
(loss) on investments.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective July 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies. Prior to July 1, 2001, the Funds did not amortize premiums on taxable debt securities and did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in a decrease in the cost of securities and a corresponding increase in net unrealized appreciation based on securities held by the Funds on July 1, 2001, as follows:

                      Large-Cap Municipal Stock and European
                          Value and Stock      Bond    Value
                    ----------------------------------------
                       $    --  $     --  $186,748  $    --
                    ----------------------------------------

The net effect of this change for the six months ended December 31, 2001, was to decrease net investment income, increase net unrealized appreciation, and decrease realized losses as follows:

                                 Large-Cap Municipal Stock and European
                                     Value and Stock      Bond    Value
         --------------------------------------------------------------
         Net investment income    $    --  $     --   $48,604  $    --
         Unrealized appreciation       --        --    25,277       --
         Realized gain                 --        --    23,327       --
         --------------------------------------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

2. Fund Shares
Transactions in Fund shares were as follows:

                                                                       Large-Cap Value
                                                     ---------------------------------------------------
                                                         Six Months Ended              Year Ended
                                                             12/31/01                   6/30/01
                                                     ------------------------  -------------------------
                                                         Shares        Amount      Shares         Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,544,780  $ 56,854,037   2,021,640  $  49,282,356
  Class B                                               163,722     3,738,827     471,315     11,503,762
  Class C                                               181,149     4,160,624     671,872     16,522,737
  Class R                                                28,370       660,754      75,475      1,863,087
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                49,454     1,184,413   1,825,369     43,898,972
  Class B                                                    --            --     215,007      5,103,199
  Class C                                                    --            --     130,554      3,094,848
  Class R                                                 3,985        95,557      74,103      1,789,275
---------------------------------------------------------------------------------------------------------
                                                      2,971,460    66,694,212   5,485,335    133,058,236
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,840,144)  (41,946,938) (3,770,156)   (93,738,400)
  Class B                                              (254,393)   (5,766,896)   (780,031)   (19,228,576)
  Class C                                              (198,161)   (4,507,721)   (451,634)   (11,186,544)
  Class R                                               (41,379)     (944,176)    (86,533)    (2,146,541)
---------------------------------------------------------------------------------------------------------
                                                     (2,334,077)  (53,165,731) (5,088,354)  (126,300,061)
---------------------------------------------------------------------------------------------------------
Net increase                                            637,383  $ 13,528,481     396,981  $   6,758,175
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24

                                                                                  Municipal and Stock
                                                                    -----------------------------------------------
                                                                       Six Months Ended           Year Ended
                                                                           12/31/01                 6/30/01
                                                                    ---------------------  ------------------------
                                                                      Shares       Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                             71,477  $ 1,693,067     197,329  $  4,811,115
  Class B                                                             69,684    1,672,979     184,352     4,588,076
  Class C                                                             36,706      887,864      98,436     2,453,450
  Class R                                                                506       11,834       4,647       110,221
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                             60,622    1,413,502     209,838     5,081,459
  Class B                                                             11,003      265,476      57,082     1,404,132
  Class C                                                              3,738       90,108      19,242       472,733
  Class R                                                                681       15,745       2,878        69,124
--------------------------------------------------------------------------------------------------------------------
                                                                     254,417    6,050,575     773,804    18,990,310
--------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                           (214,259)  (5,041,174)   (704,530)  (17,270,818)
  Class B                                                           (124,787)  (3,002,202)   (411,893)  (10,281,141)
  Class C                                                            (65,595)  (1,567,460)   (140,308)   (3,513,505)
  Class R                                                            (12,045)    (272,217)     (6,732)     (162,285)
--------------------------------------------------------------------------------------------------------------------
                                                                    (416,686)  (9,883,053) (1,263,463)  (31,227,749)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                             (162,269) $(3,832,478)   (489,659) $(12,237,439)
--------------------------------------------------------------------------------------------------------------------

                                                                                     Stock and Bond
                                                                    -----------------------------------------------
                                                                       Six Months Ended           Year Ended
                                                                           12/31/01                 6/30/01
                                                                    ---------------------  ------------------------
                                                                      Shares       Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                             81,916  $ 2,033,998     160,956  $  4,094,887
  Class B                                                             95,907    2,341,284     115,735     2,948,417
  Class C                                                             27,939      692,541      56,517     1,434,687
  Class R                                                              4,090      100,069      23,234       597,906
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                             18,679      461,306     136,088     3,415,832
  Class B                                                              2,362       58,271      22,890       573,223
  Class C                                                                979       24,197       7,913       198,210
  Class R                                                              3,283       81,017      18,905       474,543
--------------------------------------------------------------------------------------------------------------------
                                                                     235,155    5,792,683     542,238    13,737,705
--------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                           (114,891)  (2,833,383)   (437,176)  (11,217,890)
  Class B                                                            (43,068)  (1,047,657)    (98,109)   (2,514,230)
  Class C                                                            (24,137)    (580,781)    (69,770)   (1,803,185)
  Class R                                                             (4,469)    (109,121)    (11,917)     (307,189)
--------------------------------------------------------------------------------------------------------------------
                                                                    (186,565)  (4,570,942)   (616,972)  (15,842,494)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                               48,590  $ 1,221,741     (74,734) $ (2,104,789)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
25

                                                                                   European Value
                                                                    -------------------------------------------
                                                                      Six Months Ended          Year Ended
                                                                          12/31/01               6/30/01
                                                                    --------------------  ---------------------
                                                                     Shares       Amount    Shares       Amount
----------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                            42,742  $   770,731   199,493  $ 3,828,394
  Class B                                                             1,989       36,411    17,918      364,919
  Class C                                                               949       16,774    53,439      988,604
  Class R                                                             2,544       45,311   172,034    3,240,082
Shares issued to shareholders due to reinvestment of distributions:
  Class A                                                               332        6,030    11,142      218,311
  Class B                                                                --           --     9,584      185,017
  Class C                                                                --           --     1,605       30,959
  Class R                                                             1,488       27,057     8,655      170,282
----------------------------------------------------------------------------------------------------------------
                                                                     50,044      902,314   473,870    9,026,568
----------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                           (63,570)  (1,141,874) (228,093)  (4,420,106)
  Class B                                                           (10,486)    (186,046)  (31,307)    (635,102)
  Class C                                                            (8,023)    (141,946)  (57,621)  (1,072,029)
  Class R                                                            (4,801)     (84,493) (186,413)  (3,526,474)
----------------------------------------------------------------------------------------------------------------
                                                                    (86,880)  (1,554,359) (503,434)  (9,653,711)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                             (36,836) $  (652,045)  (29,564) $  (627,143)
----------------------------------------------------------------------------------------------------------------

3. Distributions to Shareholders
Municipal and Stock declared a dividend distribution from its tax-exempt net investment income which was paid on February 1, 2002, to shareholders of record on January 9, 2002, as follows:

                                             Municipal
                                             and Stock
                         -----------------------------
                         Dividend per share:
                           Class A              $.0500
                           Class B               .0360
                           Class C               .0360
                           Class R               .0545
                         -----------------------------

4. Securities Transactions
Purchases and sales (including maturities) of investment securities, U.S. Government and agency obligations and short-term investments for the six months ended December 31, 2001, were as follows:

                                               Large-Cap   Municipal    Stock and   European
                                                   Value   and Stock         Bond      Value
--------------------------------------------------------------------------------------------
Purchases:
  Investment securities                   $  366,312,479 $23,028,387 $ 17,632,905 $9,166,324
  U.S. Government and agency obligations              --          --    4,937,091         --
  Short-term investments                   2,120,135,376   7,635,367  207,438,359  3,063,002
Sales and maturities:
  Investment securities                      355,257,263  25,185,375   21,042,584  9,959,051
  U.S. Government and agency obligations             ---          --    1,318,195         --
  Short-term investments                   2,119,766,697   7,633,581  206,425,834  2,999,025
--------------------------------------------------------------------------------------------

At December 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

                  Large-Cap     Municipal    Stock and    European
                      Value     and Stock         Bond       Value
             ------------------------------------------------------
               $730,689,795  $128,146,351  $65,530,634  $9,303,744
             ------------------------------------------------------

At June 30, 2001, the Funds' last fiscal year end, Large-Cap Value and European Value had unused capital loss carryforwards of $8,474,499 and $254,863, respectively, available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire in the year 2009.


--------------------------------------------------------------------------------
26

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at December 31, 2001, were as follows:

                                              Large-Cap     Municipal    Stock and   European
                                                  Value     and Stock         Bond      Value
----------------------------------------------------------------------------------------------
Gross unrealized:
  appreciation                             $131,870,235  $ 12,941,746  $ 9,568,654  $ 720,793
  depreciation                              (21,950,971)  (11,762,633)  (1,503,541)  (936,257)
----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) $109,919,264  $  1,179,113  $ 8,065,113  $(215,464)
----------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreement with Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Funds pay an annual management fee, payable monthly, which is based upon the average daily net assets of the Funds as follows:

                                 Large-Cap   Municipal   Stock and    European
                                     Value   and Stock        Bond       Value
 ------------------------------------------------------------------------------
 For the first $125 million     .8500 of 1% .7500 of 1% .7500 of 1% .9500 of 1%
 For the next $125 million      .8375 of 1  .7375 of 1  .7375 of 1  .9375 of 1
 For the next $250 million      .8250 of 1  .7250 of 1  .7250 of 1  .9250 of 1
 For the next $500 million      .8125 of 1  .7125 of 1  .7125 of 1  .9125 of 1
 For the next $1 billion        .8000 of 1  .7000 of 1  .7000 of 1  .9000 of 1
 For net assets over $2 billion .7750 of 1  .6750 of 1  .6750 of 1  .8750 of 1
 ------------------------------------------------------------------------------

The Adviser had agreed to waive fees and reimburse expenses through July 31, 2000, in order to prevent total operating expenses (excluding any 12b-1 distribution or service fees and extraordinary expenses) from exceeding 1.05% of the average daily net assets of Large-Cap Value, .95% of the average daily net assets of Municipal and Stock, and Stock and Bond, and 1.30% of the average daily net assets of European Value. Effective August 1, 2000 through July 31, 2002, the Adviser agreed to waive fees and reimburse expenses in order to prevent total operating expenses (excluding 12b-1 distribution or service fees and extraordinary expenses) from exceeding 1.00% of the average daily net assets of Municipal and Stock, and Stock and Bond, and 1.30% of the average daily net assets of European Value.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Institutional Capital Corporation ("ICAP"), of which The John Nuveen Company holds a minority interest, under which ICAP manages the investment portfolio of Large-Cap Value, Stock and Bond, and European Value, as well as the equity portion of Municipal and Stock's investment portfolio. ICAP is compensated for its services from the management fee paid to the Adviser. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

During the six months ended December 31, 2001, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                  Large-Cap Municipal Stock and European
                                      Value and Stock      Bond    Value
       -----------------------------------------------------------------
       Sales charges collected     $131,557   $42,508   $14,431       $4
       Paid to authorized dealers   117,340    37,178    12,671        3
                                              \
       -----------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended December 31, 2001, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                               Large-Cap Municipal Stock and European
                                   Value and Stock      Bond    Value
           ----------------------------------------------------------
           Commission advances  $98,175   $50,752   $32,804     $674
           ----------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees


--------------------------------------------------------------------------------
27
collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended December 31, 2001, the Distributor retained such 12b-1 fees as follows:

                               Large-Cap Municipal Stock and European
                                   Value and Stock      Bond    Value
           ----------------------------------------------------------
           12b-1 fees retained $374,311  $167,036   $54,907  $10,029
           ----------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended December 31, 2001, as follows:

                            Large-Cap Municipal Stock and European
                                Value and Stock      Bond    Value
              ----------------------------------------------------
              CDSC retained $117,389   $65,375   $14,439   $5,574
              ----------------------------------------------------

At December 31, 2001, The John Nuveen Company owned 1,250 shares of European Value's Class A, B and C and 146,250 shares of European Value's Class R.

7. Composition of Net Assets
At December 31, 2001, the Funds had an unlimited number of $.01 par value per share common stock authorized. Net assets consisted of:

                                                        Large-Cap      Municipal     Stock and      European
                                                            Value      and Stock          Bond         Value
--------------------------------------------------------------------------------------------------------------
Capital paid-in                                      $744,201,868   $129,489,397   $66,171,727   $ 9,864,062
Undistributed (over-distribution of) net investment
 income                                                     1,581        (18,481)     (235,309)      (75,125)
Accumulated net realized gain (loss) from investment
 transactions                                         (17,644,293)      (239,150)     (851,017)   (1,255,374)
Net unrealized appreciation of investments            116,595,668      1,509,800     8,785,100       549,896
--------------------------------------------------------------------------------------------------------------
Net assets                                           $843,154,824   $130,741,566   $73,870,501   $ 9,083,459
--------------------------------------------------------------------------------------------------------------

8. Investment Composition
At December 31, 2001, the revenue sources expressed as a percent of total investments were as follows:

                                    Large-Cap  Municipal  Stock and  European
                                        Value  and Stock       Bond     Value
  ----------------------------------------------------------------------------
  Basic Materials                           2%         1%         1%        4%
  Capital Goods                            15          6         10        --
  Consumer Cyclicals                       18          8         12        16
  Consumer Staples                          6          3          4        13
  Education and Civic Organizations        --          6         --        --
  Energy                                    9          4          5         9
  Financials                               24         11         16        30
  Healthcare                               10         12          7        13
  Housing/Multifamily                      --          2         --        --
  Housing/Single Family                    --          3         --        --
  Tax Obligation/General                   --          3         --        --
  Tax Obligation/Limited                   --          6         --        --
  Technology                                4          3          3        --
  Transportation                           --          6         --        --
  U.S. Guaranteed                           3          7         37         1
  Utilities                                 9         17          5        14
  Other                                    --          2         --        --
  ----------------------------------------------------------------------------
                                          100%       100%       100%      100%
  ----------------------------------------------------------------------------

31% of the municipal bonds owned by Municipal and Stock are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


--------------------------------------------------------------------------------
28

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                          Investment Operations        Less Distributions
                       ---------------------------  ------------------------                     -----------------------------
                                                                                                             Before Credit/
                                                                                                             Reimbursement
LARGE-CAP VALUE                                                                                           ------------------
                                                                                                                       Ratio
                                                                                                                      of Net
                                       Net                                                                           Invest-
                                 Realized/                                                                Ratio of      ment
                                Unrealized                                                                Expenses    Income
             Beginning     Net     Invest-              Net                   Ending               Ending       to        to
                   Net Invest-        ment          Invest-                      Net                  Net  Average   Average
Year Ended       Asset    ment        Gain             ment  Capital           Asset     Total     Assets      Net       Net
June 30,         Value  Income      (Loss)   Total   Income    Gains   Total   Value Return(a)      (000)   Assets    Assets
-------------------------------------------------------------------------------------------------------------------------------
Class A (8/96)
  2002(e)       $24.40   $ .04      $ (.52) $ (.48)   $(.07)  $   --  $ (.07) $23.85     (1.95)% $675,811     1.33%*     .34%*
  2001           24.35     .16        2.49    2.65     (.21)   (2.39)  (2.60)  24.40     11.02    672,917     1.34       .62
  2000           27.07     .22       (1.62)  (1.40)    (.25)   (1.07)  (1.32)  24.35     (5.33)   669,651     1.34       .82
  1999           26.50     .19        2.64    2.83     (.04)   (2.22)  (2.26)  27.07     12.37    793,546     1.28       .72
  1998           24.01     .26        4.55    4.81     (.25)   (2.07)  (2.32)  26.50     21.59    790,063     1.36       .88
  1997(d)**      17.96     .30        6.18    6.48     (.20)    (.23)   (.43)  24.01     36.30    616,209     1.28*     1.45*
Class B (8/96)
  2002(e)        24.19    (.05)       (.50)   (.55)      --       --      --   23.64     (2.27)    86,868     2.08*     (.41)*
  2001           24.17    (.03)       2.46    2.43     (.02)   (2.39)  (2.41)  24.19     10.23     91,117     2.09      (.13)
  2000           26.87     .03       (1.60)  (1.57)    (.06)   (1.07)  (1.13)  24.17     (5.97)    93,275     2.09       .08
  1999           26.47     .01        2.61    2.62       --    (2.22)  (2.22)  26.87     11.52     95,174     2.03      (.01)
  1998           24.00     .10        4.51    4.61     (.07)   (2.07)  (2.14)  26.47     20.70     71,909     2.11       .22
  1997(d)**      17.97     .21        6.13    6.34     (.08)    (.23)   (.31)  24.00     35.37     10,664     2.03*      .95*
Class C (8/96)
  2002(e)        24.16    (.05)       (.51)   (.56)      --       --      --   23.60     (2.32)    61,957     2.08*     (.41)*
  2001           24.13    (.03)       2.47    2.44     (.02)   (2.39)  (2.41)  24.16     10.24     63,835     2.09      (.14)
  2000           26.84     .03       (1.61)  (1.58)    (.06)   (1.07)  (1.13)  24.13     (5.97)    55,303     2.11       .06
  1999           26.43     .01        2.62    2.63       --    (2.22)  (2.22)  26.84     11.58     41,071     2.02       .01
  1998           23.98     .10        4.49    4.59     (.07)   (2.07)  (2.14)  26.43     20.63     21,426     2.11       .23
  1997(d)**      17.97     .21        6.11    6.32     (.08)    (.23)   (.31)  23.98     35.26      3,630     2.03*      .96*
Class R (8/96)
  2002(e)        24.46     .07        (.51)   (.44)    (.13)      --    (.13)  23.89     (1.78)    18,520     1.08*      .59*
  2001           24.41     .22        2.49    2.71     (.27)   (2.39)  (2.66)  24.46     11.24     19,188     1.09       .86
  2000           27.14     .28       (1.62)  (1.34)    (.32)   (1.07)  (1.39)  24.41     (5.13)    17,604     1.10      1.06
  1999           26.52     .24        2.67    2.91     (.07)   (2.22)  (2.29)  27.14     12.71     16,904     1.03       .96
  1998           24.02     .32        4.56    4.88     (.31)   (2.07)  (2.38)  26.52     21.91     18,335     1.11      1.10
  1997(d)**      17.96     .30        6.24    6.54     (.25)    (.23)   (.48)  24.02     36.65     15,647     1.47*     1.04*
-------------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)


                              After            After Credit/
                         Reimbursement(b)     Reimbursement(c)
LARGE-CAP VALUE        ------------------   ------------------
                          Ratio                Ratio
                         of Net               of Net
                        Invest-              Invest-
             Ratio of      ment   Ratio of      ment
             Expenses    Income   Expenses    Income
                   to        to         to        to
              Average   Average    Average   Average   Portfolio
Year Ended        Net       Net        Net       Net    Turnover
June 30,       Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------
Class A (8/96)
  2002(e)        1.33%*     .34%*     1.33%*     .34%*        46%
  2001           1.33       .63       1.32       .64          90
  2000           1.30       .85       1.30       .86         155
  1999           1.24       .76       1.24       .76         134
  1998           1.20      1.04       1.20      1.04         131
  1997(d)**      1.20*     1.53*      1.20*     1.53*        110
Class B (8/96)
  2002(e)        2.08*     (.41)*     2.08*     (.41)*        46
  2001           2.08      (.11)      2.07      (.11)         90
  2000           2.06       .11       2.05       .12         155
  1999           1.99       .03       1.99       .03         134
  1998           1.95       .38       1.95       .38         131
  1997(d)**      1.95*     1.03*      1.95*     1.03*        110
Class C (8/96)
  2002(e)        2.08*     (.41)*     2.08*     (.41)*        46
  2001           2.07      (.13)      2.07      (.12)         90
  2000           2.07       .09       2.05       .10         155
  1999           1.98       .04       1.98       .04         134
  1998           1.95       .39       1.95       .39         131
  1997(d)**      1.95*     1.04*      1.95*     1.04*        110
Class R (8/96)
  2002(e)        1.08*      .59*      1.08*      .59*         46
  2001           1.08       .88       1.07       .88          90
  2000           1.06      1.09       1.05      1.10         155
  1999            .99      1.00        .99      1.00         134
  1998            .95      1.26        .95      1.26         131
  1997(d)**       .95*     1.56*       .95*     1.56*        110
-----------------------------------------------------------------

 *  Annualized.
** All per share amounts reflect a December 18, 1996, stock split of 1.113830, 1.112700, 1.112700 and 1.113806 shares, respectively, for each share of Class A, B, C and R.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2001.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations       Less Distributions                            Ratios/Supplemental Data
                     --------------------------  ------------------------                       ----------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
MUNICIPAL AND STOCK                                                                                    ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                    Net             From                                                          Invest-
                              Realized/           and in                                               Ratio of      ment
                             Unrealized           Excess                                               Expenses    Income
           Beginning     Net    Invest-           of Net                   Ending               Ending       to        to
Year             Net Invest-       ment          Invest-                      Net                  Net  Average   Average
Ended          Asset    ment       Gain             ment  Capital           Asset     Total     Assets      Net       Net
June 30,       Value  Income     (Loss)   Total   Income    Gains   Total   Value Return(a)      (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (8/96)
  2002(e)     $24.15    $.34     $(1.27) $ (.93)   $(.46)  $ (.06) $ (.52) $22.70     (3.87)% $ 78,587     1.31%*    2.78%*
  2001         24.31     .73       1.09    1.82     (.85)   (1.13)  (1.98)  24.15      7.60     85,586     1.26      2.96
  2000         25.45     .74       (.96)   (.22)    (.81)    (.11)   (.92)  24.31      (.83)    93,400     1.26      2.95
  1999         25.46     .62        .70    1.32     (.65)    (.68)  (1.33)  25.45      5.49    123,917     1.23      2.49
  1998         23.11     .67       2.66    3.33     (.61)    (.37)   (.98)  25.46     14.71    117,005     1.36      2.47
  1997(d)      20.00     .56       3.02    3.58     (.42)    (.05)   (.47)  23.11     18.05     79,952     1.58*     2.31*
Class B (8/96)
  2002(e)      24.74     .26      (1.30)  (1.04)    (.21)    (.06)   (.27)  23.43     (4.20)    38,395     2.06*     2.03*
  2001         24.70     .56       1.10    1.66     (.49)   (1.13)  (1.62)  24.74      6.85     41,641     2.01      2.22
  2000         25.65     .57       (.97)   (.40)    (.44)    (.11)   (.55)  24.70     (1.57)    45,779     2.01      2.20
  1999         25.53     .46        .68    1.14     (.34)    (.68)  (1.02)  25.65      4.71     52,718     1.98      1.80
  1998         23.11     .49       2.67    3.16     (.37)    (.37)   (.74)  25.53     13.91     32,384     2.10      1.71
  1997(d)      20.00     .40       3.04    3.44     (.28)    (.05)   (.33)  23.11     17.32      2,051     2.22*     1.62*
Class C (8/96)
  2002(e)      24.72     .26      (1.31)  (1.05)    (.21)    (.06)   (.27)  23.40     (4.24)    12,953     2.06*     2.03*
  2001         24.68     .56       1.10    1.66     (.49)   (1.13)  (1.62)  24.72      6.86     14,302     2.01      2.22
  2000         25.63     .57       (.97)   (.40)    (.44)    (.11)   (.55)  24.68     (1.57)    14,837     2.01      2.21
  1999         25.51     .45        .69    1.14     (.34)    (.68)  (1.02)  25.63      4.71     20,498     1.98      1.76
  1998         23.10     .49       2.66    3.15     (.37)    (.37)   (.74)  25.51     13.87     14,908     2.11      1.71
  1997(d)      20.00     .40       3.03    3.43     (.28)    (.05)   (.33)  23.10     17.27      1,559     2.29*     1.53*
Class R (8/96)
  2002(e)      23.90     .37      (1.26)   (.89)    (.55)    (.06)   (.61)  22.40     (3.72)       806     1.06*     3.05*
  2001         24.13     .78       1.09    1.87     (.97)   (1.13)  (2.10)  23.90      7.84      1,120     1.01      3.21
  2000         25.33     .80       (.96)   (.16)    (.93)    (.11)  (1.04)  24.13      (.64)     1,111     1.01      3.20
  1999         25.39     .68        .71    1.39     (.77)    (.68)  (1.45)  25.33      5.81      1,182      .98      2.72
  1998         23.11     .72       2.66    3.38     (.73)    (.37)  (1.10)  25.39     14.94      1,353     1.11      2.73
  1997(d)      20.00     .61       3.03    3.64     (.48)    (.05)   (.53)  23.11     18.38      6,963     2.05*     1.96*
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)


MUNICIPAL AND STOCK

                       Ratios/Supplemental Data
           ----------------------------------------------------
                 After             After Credit/
            Reimbursement(b)     Reimbursement(c)
           ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
Year        Average   Average    Average   Average   Portfolio
Ended           Net       Net        Net       Net    Turnover
June 30,     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (8/96)
  2002(e)      1.25%*    2.84%*     1.25%*    2.84%*        17%
  2001         1.24      2.98       1.24      2.98          37
  2000         1.21      3.01       1.20      3.02          53
  1999         1.19      2.52       1.19      2.52          52
  1998         1.10      2.73       1.10      2.73          87
  1997(d)      1.10*     2.79*      1.10*     2.79*         32
Class B (8/96)
  2002(e)      2.00*     2.09*      2.00*     2.09*         17
  2001         1.99      2.23       1.99      2.23          37
  2000         1.96      2.26       1.95      2.27          53
  1999         1.94      1.83       1.94      1.83          52
  1998         1.85      1.96       1.85      1.96          87
  1997(d)      1.85*     1.99*      1.85*     1.99*         32
Class C (8/96)
  2002(e)      2.00*     2.09*      2.00*     2.09*         17
  2001         1.99      2.23       1.99      2.23          37
  2000         1.96      2.27       1.95      2.28          53
  1999         1.94      1.80       1.94      1.80          52
  1998         1.85      1.97       1.85      1.97          87
  1997(d)      1.85*     1.97*      1.85*     1.97*         32
Class R (8/96)
  2002(e)      1.01*     3.11*      1.00*     3.11*         17
  2001         1.00      3.22        .99      3.23          37
  2000          .96      3.26        .95      3.26          53
  1999          .94      2.76        .94      2.77          52
  1998          .85      2.99        .85      2.99          87
  1997(d)       .85*     3.16*       .85*     3.16*         32
---------------------------------------------------------------

*   Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2001.

                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations        Less Distributions                         Ratios/Supplemental Data
                     -------------------------  -------------------------                    ----------------------------
                                                                                                        Before Credit/
                                                                                                        Reimbursement
STOCK AND BOND                                                                                       ------------------
                                                                                                                  Ratio
                                                                                                                 of Net
                                    Net            From                                                         Invest-
                              Realized/          and in                                              Ratio of      ment
                             Unrealized          Excess                                              Expenses    Income
           Beginning     Net    Invest-          of Net                    Ending             Ending       to        to
Year             Net Invest-       ment         Invest-                       Net                Net  Average   Average
Ended          Asset    ment       Gain            ment  Capital            Asset     Total   Assets      Net       Net
June 30,       Value  Income     (Loss)  Total   Income    Gains    Total   Value Return(a)    (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (8/96)
  2002(e)     $25.25    $.21     $ (.15) $ .06    $(.23)  $ (.01)  $ (.24) $25.07       .27% $48,329     1.46%*    1.49%*
  2001         25.20     .57       2.00   2.57     (.58)   (1.94)   (2.52)  25.25     10.39   49,030     1.41      2.04
  2000         27.18     .69      (1.02)  (.33)    (.70)    (.95)   (1.65)  25.20     (1.23)  52,470     1.38      2.50
  1999         26.39     .58       1.93   2.51     (.57)   (1.15)   (1.72)  27.18     10.21   67,512     1.36      2.10
  1998         23.84     .77       3.11   3.88     (.76)    (.57)   (1.33)  26.39     16.71   69,614     1.48      2.68
  1997(d)      20.00     .70       3.66   4.36     (.42)    (.10)    (.52)  23.84     22.04   56,686     1.71*     2.78*
Class B (8/96)
  2002(e)      25.25     .12       (.16)  (.04)    (.14)    (.01)    (.15)  25.06      (.15)  13,538     2.21*      .73*
  2001         25.20     .37       2.00   2.37     (.38)   (1.94)   (2.32)  25.25      9.58   12,243     2.15      1.28
  2000         27.18     .50      (1.02)  (.52)    (.51)    (.95)   (1.46)  25.20     (1.97)  11,200     2.13      1.76
  1999         26.39     .39       1.93   2.32     (.38)   (1.15)   (1.53)  27.18      9.39   12,856     2.11      1.38
  1998         23.84     .59       3.10   3.69     (.57)    (.57)   (1.14)  26.39     15.86   10,356     2.24      1.93
  1997(d)      20.00     .46       3.75   4.21     (.27)    (.10)    (.37)  23.84     21.26      646     2.49*     1.59*
Class C (8/96)
  2002(e)      25.26     .12       (.15)  (.03)    (.14)    (.01)    (.15)  25.08      (.11)   6,572     2.21*      .74*
  2001         25.21     .37       2.00   2.37     (.38)   (1.94)   (2.32)  25.26      9.58    6,498     2.15      1.29
  2000         27.19     .50      (1.02)  (.52)    (.51)    (.95)   (1.46)  25.21     (1.93)   6,620     2.13      1.76
  1999         26.39     .40       1.93   2.33     (.38)   (1.15)   (1.53)  27.19      9.39    7,142     2.10      1.38
  1998         23.84     .59       3.10   3.69     (.57)    (.57)   (1.14)  26.39     15.86    4,142     2.24      1.92
  1997(d)      20.00     .53       3.68   4.21     (.27)    (.10)    (.37)  23.84     21.26      980     2.31*     2.07*
Class R (8/96)
  2002(e)      25.24     .24       (.15)   .09     (.26)    (.01)    (.27)  25.06       .39    5,431     1.21*     1.74*
  2001         25.19     .62       2.01   2.63     (.64)   (1.94)   (2.58)  25.24     10.66    5,396     1.15      2.27
  2000         27.18     .76      (1.03)  (.27)    (.77)    (.95)   (1.72)  25.19     (1.02)   4,625     1.13      2.74
  1999         26.39     .65       1.93   2.58     (.64)   (1.15)   (1.79)  27.18     10.48    4,445     1.11      2.37
  1998         23.84     .83       3.11   3.94     (.82)    (.57)   (1.39)  26.39     16.99    3,413     1.23      2.94
  1997(d)      20.00     .61       3.80   4.41     (.47)    (.10)    (.57)  23.84     22.31    6,052     2.29*     1.68*
--------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)

STOCK AND BOND
                         Ratio/Supplemental Data
           ----------------------------------------------------
                 After            After Credit/
            Reimbursement(b)     Reimbursement(c)
           ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
Year        Average   Average    Average   Average   Portfolio
Ended           Net       Net        Net       Net    Turnover
June 30,     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (8/96)
  2002(e)      1.26%*    1.68%*     1.25%*    1.70%*        32%
  2001         1.25      2.20       1.24      2.21          73
  2000         1.21      2.66       1.20      2.67          81
  1999         1.19      2.27       1.19      2.27          96
  1998         1.10      3.06       1.10      3.06          86
  1997(d)      1.10*     3.39*      1.10*     3.39*         52
Class B (8/96)
  2002(e)      2.01*      .93*      2.00*      .94*         32
  2001         2.00      1.43       1.99      1.44          73
  2000         1.96      1.92       1.95      1.93          81
  1999         1.94      1.54       1.94      1.54          96
  1998         1.85      2.32       1.85      2.32          86
  1997(d)      1.85*     2.23*      1.85*     2.23*         52
Class C (8/96)
  2002(e)      2.01*      .93*      2.00*      .94*         32
  2001         2.00      1.44       1.99      1.45          73
  2000         1.96      1.93       1.95      1.93          81
  1999         1.94      1.54       1.94      1.55          96
  1998         1.85      2.31       1.85      2.31          86
  1997(d)      1.85*     2.53*      1.85*     2.53*         52
Class R (8/96)
  2002(e)      1.01*     1.93*      1.00*     1.94*         32
  2001         1.00      2.42        .99      2.43          73
  2000          .96      2.91        .95      2.92          81
  1999          .94      2.53        .94      2.53          96
  1998          .85      3.32        .85      3.32          86
  1997(d)       .85*     3.12*       .85*     3.12*         52
---------------------------------------------------------------

*   Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2001.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations        Less Distributions                          Ratios/Supplemental Data
                     ---------------------------  ------------------------                     -----------------------------
                                                                                                         Before Credit/
                                                                                                          Reimbursement
EUROPEAN VALUE                                                                                        ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                     Net             From                                                        Invest-
                               Realized/           and in                                             Ratio of      ment
                              Unrealized           Excess                                             Expenses    Income
           Beginning     Net     Invest-           of Net                   Ending             Ending       to        to
Year             Net Invest-        ment          Invest-                      Net                Net  Average   Average
Ended          Asset    ment        Gain             ment  Capital           Asset     Total   Assets      Net       Net
June 30,       Value  Income      (Loss)   Total   Income    Gains   Total   Value Return(a)    (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (5/98)
  2002(e)     $18.54   $(.07)     $ (.11) $ (.18)   $(.08)  $   --  $ (.08) $18.28      (.96)% $1,947     3.57%*   (2.74)%*
  2001         23.34     .09       (2.67)  (2.58)    (.18)   (2.04)  (2.22)  18.54    (11.60)   2,355     2.31      (.32)
  2000         20.17     .18        3.28    3.46     (.18)    (.11)   (.29)  23.34     17.22    3,373     3.36     (1.00)
  1999         19.86     .22         .10     .32     (.01)      --    (.01)  20.17      1.63    3,277     2.44       .26
  1998(d)      20.00     .02        (.14)   (.12)    (.02)      --    (.02)  19.86      (.59)     102    14.82*   (11.94)*
Class B (5/98)
  2002(e)      18.39    (.13)       (.11)   (.24)      --       --      --   18.15     (1.31)   2,532     4.32*    (3.49)*
  2001         23.17    (.06)      (2.67)  (2.73)    (.01)   (2.04)  (2.05)  18.39    (12.21)   2,723     3.06     (1.06)
  2000         20.04     .01        3.26    3.27     (.03)    (.11)   (.14)  23.17     16.34    3,518     4.17     (1.83)
  1999         19.87     .04         .13     .17       --       --      --   20.04       .86    3,130     3.17      (.68)
  1998(d)      20.00     .03        (.15)   (.12)    (.01)      --    (.01)  19.87      (.60)     335    14.56*   (10.67)*
Class C (5/98)
  2002(e)      18.39    (.13)       (.12)   (.25)      --       --      --   18.14     (1.36)     505     4.32*    (3.49)*
  2001         23.16    (.06)      (2.66)  (2.72)    (.01)   (2.04)  (2.05)  18.39    (12.16)     642     3.13     (1.15)
  2000         20.04     .01        3.25    3.26     (.03)    (.11)   (.14)  23.16     16.29      868     4.22     (1.86)
  1999         19.87     .07         .10     .17       --       --      --   20.04       .86      711     3.20      (.56)
  1998(d)      20.00     .01        (.13)   (.12)    (.01)      --    (.01)  19.87      (.60)      42    15.88*   (12.98)*
Class R (5/98)
  2002(e)      18.57    (.04)       (.11)   (.15)    (.13)      --    (.13)  18.29      (.82)   4,099     3.32*    (2.49)*
  2001         23.39     .14       (2.68)  (2.54)    (.24)   (2.04)  (2.28)  18.57    (11.41)   4,177     2.05      (.06)
  2000         20.21     .24        3.29    3.53     (.24)    (.11)   (.35)  23.39     17.44    5,395     3.22      (.85)
  1999         19.87     .23         .13     .36     (.02)      --    (.02)  20.21      1.86    4,135     2.20       .30
  1998(d)      20.00     .03        (.13)   (.10)    (.03)      --    (.03)  19.87      (.52)   3,240    15.04*   (11.99)*
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)

EUROPEAN VALUE

                          Ratios/Supplemental Data
           ------------------------------------------------------
                 After              After Credit/
            Reimbursement(b)      Reimbursement(c)
           ------------------    ------------------
                        Ratio                 Ratio
                       of Net                of Net
                      Invest-               Invest-
           Ratio of      ment    Ratio of      ment
           Expenses    Income    Expenses    Income
                 to        to          to        to
Year        Average   Average     Average   Average    Portfolio
Ended           Net       Net         Net       Net     Turnover
June 30,     Assets    Assets      Assets    Assets         Rate
-----------------------------------------------------------------
Class A (5/98)
  2002(e)      1.56%*    (.74)%*     1.55%*    (.73)%*       102%
  2001         1.55       .45        1.54       .46          263
  2000         1.56       .80        1.55       .81          281
  1999         1.55      1.15        1.55      1.15          230
  1998(d)      1.55*     1.33*       1.55*     1.33*           5
Class B (5/98)
  2002(e)      2.31*    (1.49)*      2.30*    (1.48)*        102
  2001         2.30      (.30)       2.29      (.29)         263
  2000         2.31       .03        2.30       .04          281
  1999         2.30       .19        2.30       .19          230
  1998(d)      2.30*     1.59*       2.30*     1.59*           5
Class C (5/98)
  2002(e)      2.32*    (1.49)*      2.30*    (1.47)*        102
  2001         2.30      (.33)       2.29      (.32)         263
  2000         2.31       .05        2.30       .06          281
  1999         2.30       .34        2.30       .35          230
  1998(d)      2.30*      .60*       2.30*      .60*           5
Class R (5/98)
  2002(e)      1.31*     (.49)*      1.30*     (.48)*        102
  2001         1.30       .69        1.29       .70          263
  2000         1.31      1.06        1.30      1.07          281
  1999         1.30      1.20        1.30      1.20          230
  1998(d)      1.30*     1.75*       1.30*     1.75*           5
-----------------------------------------------------------------

* Annualized.
(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d)From commencement of class operations as noted.
(e)For the six months ended December 31, 2001.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32

Fund Information

Board of Trustees

James E. Bacon
William E. Bennett
Jack B. Evans
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington


Fund Manager

Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Subadviser

Institutional Capital Corporation
225 West Wacker Drive
Chicago, IL 60606


Legal Counsel

Chapman & Cutler
Chicago, IL.


Independent Public Accountants

Arthur Andersen LLP
Chicago, IL


Transfer Agent and Shareholder Services

J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787






NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



----
33

     Serving
Investors
         For Generations
--------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. appears here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.



NUVEEN
   Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com